As filed with the Securities and Exchange Commission on March 10, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09128
                                                     ---------


                                JUNDT FUNDS, INC.
                                -----------------
               (Exact name of registrant as specified in charter)


              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 JAMES R. JUNDT
                                 --------------
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
                     (Name and address of agent for service)


                                 (800) 541-0677
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/2005
                         ----------

Date of reporting period: 12/31/2005
                          ----------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------



                                     [LOGO]
                                  JUNDT FUNDS
                            GROWTH WITH AN EDGE(SM)


                                      JUNDT
                                   GROWTH FUND

                                      JUNDT
                                 U.S. EMERGING
                                   GROWTH FUND

                                      JUNDT
                                OPPORTUNITY FUND

                                      JUNDT
                                TWENTY-FIVE FUND


                                  ANNUAL REPORT
                                DECEMBER 31, 2005






                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

                 (This page has been left blank intentionally)

================================================================================
LETTER TO SHAREHOLDERS
================================================================================

DEAR SHAREHOLDER,

Overall, the Jundt Funds underperformed their primary benchmark indices and peer-group composites for 2005. The Jundt Funds had positive returns in 2005 with the exception of U.S. Emerging Growth Fund. The portfolios' largest positions -- XM Satellite Radio (XMSR), Immersion, Schering Plough and Sprint Nextel all experienced significant operational progress, but the stocks languished (Schering Plough and Sprint Nextel were not held in the Jundt U.S. Emerging Growth Fund). The excellent growth prospects for these companies suggest that continuing lackluster performance for all these stocks would be surprising. Performance results of each of the Jundt Funds for the year ended December 31, 2005 are as follows:

GROWTH FUND
The Growth Fund had a positive return, but trailed both its primary benchmark index and peer-group composite for 2005 (Class A shares without sales charges returned 4.02% in 2005). A significant holding of the Fund throughout the year was XMSR (6.2% of net assets at December 31, 2005). XMSR was down 27.5% for the year and was a major contributor to the negative performance of the Fund. In addition to XMSR, the Fund's positions in Charter Communications and Avaya Inc. contributed negatively to the Fund's performance (neither security was held in the portfolio at December 31, 2005). On the positive side, the Fund's hedging activities limited losses during periods when stock prices were falling. The Fund has increased its holdings in the Computer Services/Software, Internet Services, Oil Drilling, Equipment & Services and Pharmaceuticals sectors and decreased its holdings in the Cable, Discount and Medical Devices sectors.

U.S. EMERGING GROWTH FUND
The U.S. Emerging Growth Fund trailed both its primary benchmark index and peer-group composite for 2005 (Class A shares without sales charges returned -3.99% in 2005). A significant holding of the Fund throughout the year was XMSR (13.3% of net assets at December 31, 2005). XMSR was down 27.5% for the year and was the major contributor to the negative performance of the Fund. Other holdings that generated significant negative returns to the Fund included Charter Communications, Diomed Holdings, Inc., Spanish Broadcasting System, Inc., Zi Corporation and Align Technology, Inc. (only Diomed Holdings, Inc. was held at December 31, 2005). These negative performers were partially offset by the Fund's hedging activities during the year. During the last four months of 2005, the Fund increased its holdings in cash and cash equivalents, reflecting a temporary defensive position. The Fund has decreased its holdings in the Cable and Pharmaceuticals sectors.

OPPORTUNITY FUND
Class A and Class I shares (without sales charges) of the Opportunity Fund exceeded, while the other classes of shares trailed, its primary benchmark indices, but all classes of shares trailed its peer-group composite for 2005 (Class A shares without sales charges returned 5.59% in 2005). A significant holding of the Fund throughout the year was XMSR (13.2% of net assets at December 31, 2005). XMSR was down 27.5% for the year and was the major contributor to the negative performance of the Fund. Other holdings that generated significant negative returns to the Fund included Charter Communications and Immersion Corporation. These negative performers were partially offset by the Fund's hedging activities during the year. The Fund has increased its holdings in the Cellular Services, Computer Services/Software, Financial Services, Oil Drilling, Equipment & Services and Pharmaceuticals sectors and decreased its holdings in the Cable, Medical Devices and National Radio sectors.

TWENTY-FIVE FUND
The Twenty-Five Fund had a positive return, but trailed both its primary benchmark indices and peer-group composite for 2005 (Class A shares without sales charges returned 1.79% in 2005). A significant holding of the Fund throughout the year was XMSR (13.4% of net assets at December 31, 2005). XMSR was down 27.5% for the year and was a major contributor to the negative performance of the Fund. Other holdings that generated significant negative returns to the Fund included Charter

================================================================================
LETTER TO SHAREHOLDERS
================================================================================

Communications and Diomed Holdings, Inc. These negative performers were partially offset by the Fund's hedging activities during the year. The Fund has increased its holdings in the Cellular Services, Computer Services/ Software, Internet Services, Oil Drilling, Equipment & Services and Pharmaceuticals sectors and decreased its holdings in the Cable, Medical Devices and National Radio sectors.

In 2005, each of the Funds' expense ratios continued to increase primarily due to their smaller asset base from net shareholder redemptions. In addition to this, the Fund's "portfolio turnover rate," which measures the degree of change in the makeup of the Fund's investment portfolio, has continued to increase. High portfolio turnover rates may subject the Funds to additional transaction costs. Higher costs associated with increased portfolio turnover may offset gains or increase losses in a Fund's performance.

The Funds did not distribute any net realized capital gains on investments in 2005 due to the Funds' significant capital loss carryforwards. It is unlikely that future net realized capital gains, if any, would be distributed due to these significant capital loss carryforwards, until they have been offset or expire.

The pages that follow contain important information regarding the performance of each Fund for the one-year, five-year and, if applicable, ten-year periods ending December 31, 2005, or if shorter over the life of the Fund. Included are the average annual total returns of each Fund's primary benchmark index or indices and the average annual total return of its peer-group composite of mutual funds. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future, and the performance information does not reflect the deduction of taxes that would be paid on fund distributions or the redemptions of fund shares. You should review the information that relates to your Fund.

Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt
James R. Jundt
Chairman

================================================================================
JUNDT GROWTH FUND
================================================================================

THE JUNDT GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]
            Biotechnology.................................... 5.67%
            Cellular Services................................ 4.76%
            Computer Services/Software...................... 11.73%
            Discount......................................... 2.58%
            Financial Services............................... 3.61%
            Healthcare Services.............................. 1.25%
            Internet Services................................ 5.53%
            Medical Devices.................................. 2.49%
            Miscellaneous.................................... 1.37%
            National Radio................................... 6.22%
            Oil Drilling, Equipment & Services.............. 10.01%
            Pharmaceuticals................................. 16.67%
            Restaurants...................................... 4.41%
            Specialty........................................ 0.36%
            Telecommunications Infrastructure................ 0.75%
            Short-term Securities/Other Assets
              in excess of Liabilities...................... 22.59%

================================================================================
PERFORMANCE DATA: JUNDT GROWTH FUND
================================================================================

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS GRAPH]

                JUNDT GROWTH      JUNDT GROWTH
                   FUND(1)           FUND(1)                         LIPPER
               (Class I shares   (Class I shares                    LARGE CAP
                without sales      with sales      RUSSELL 1000      GROWTH
                   charge)*         charge)      GROWTH INDEX(2)  FUNDS INDEX(3)
--------------------------------------------------------------------------------
12/31/1995          10,000            9,425           10,000         10,000
3/31/1996           10,142            9,559           10,537         10,531
6/30/1996           11,121           10,481           11,207         11,000
9/30/1996           11,514           10,852           11,611         11,469
12/31/1996          11,522           10,860           12,312         12,057
3/31/1997           10,875           10,250           12,378         11,989
6/30/1997           12,045           11,352           14,719         14,072
9/30/1997           13,451           12,677           15,826         15,380
12/31/1997          12,773           12,038           16,067         15,383
3/31/1998           14,482           13,649           18,501         17,635
6/30/1998           15,332           14,450           19,341         18,533
9/30/1998           14,723           13,877           17,584         16,626
12/31/1998          18,304           17,251           22,287         20,994
3/31/1999           20,207           19,045           23,704         22,658
6/30/1999           20,294           19,127           24,617         23,510
9/30/1999           20,327           19,158           23,716         22,546
12/31/1999          21,959           20,696           29,678         28,305
3/31/2000           22,414           21,125           31,794         30,606
6/30/2000           21,394           20,164           30,935         28,372
9/30/2000           21,971           20,708           29,271         27,898
12/31/2000          18,557           17,490           23,022         22,737
3/31/2001           15,796           14,887           18,210         17,721
6/30/2001           15,731           14,826           19,743         18,914
9/30/2001           12,339           11,630           15,911         15,156
12/31/2001          13,897           13,098           18,320         17,311
3/31/2002           13,238           12,477           17,846         16,871
6/30/2002           10,551            9,944           14,514         14,202
9/30/2002           10,294            9,702           12,330         11,927
12/31/2002          10,824           10,202           13,211         12,444
3/31/2003           11,336           10,685           13,070         12,253
6/30/2003           12,543           11,821           14,940         13,908
9/30/2003           13,054           12,304           15,524         14,352
12/31/2003          13,092           12,339           17,140         15,800
3/31/2004           13,567           12,787           17,276         15,993
6/30/2004           13,183           12,425           17,611         16,145
9/30/2004           12,526           11,805           16,690         15,436
12/31/2004          13,129           12,374           18,220         16,978
3/31/2005           12,763           12,029           17,475         16,200
6/30/2005           12,983           12,236           17,905         16,761
9/30/2005           13,878           13,080           18,623         17,624
12/31/2005          13,695           12,908           19,178         18,264
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2005)
-------------------------------------------------------------------

-------------------------------------------------------------------
                               1-YEAR         5-YEAR      10-YEAR
-------------------------------------------------------------------
 JUNDT GROWTH CLASS A
 Without sales charge*          4.02%         (6.15)%        2.93%
 With sales charge (a)         (1.90)         (7.26)         2.33
-------------------------------------------------------------------
 JUNDT GROWTH CLASS B
 Without sales charge**         3.16          (6.84)         2.18
 With sales charge (b)         (2.84)         (7.33)         2.18
-------------------------------------------------------------------
 JUNDT GROWTH CLASS C
 Without sales charge**         3.30          (6.86)         2.19
 With sales charge (c)          1.80          (6.86)         2.19
-------------------------------------------------------------------
 JUNDT GROWTH CLASS I
 Without sales charge*          4.32          (5.90)         3.19
 With sales charge (a)         (1.71)         (7.00)         2.58
-------------------------------------------------------------------
 RUSSELL 1000
 GROWTH INDEX                   5.26          (3.58)         6.73
-------------------------------------------------------------------
 LIPPER LARGE CAP
 GROWTH FUNDS INDEX             7.58          (4.29)         6.21
-------------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVES ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(1) Total return is based on a hypothetical investment on December 31, 1995. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge.

(2) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.

(3) The Lipper Large Cap Growth Funds Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2005
================================================================================

COMMON STOCKS
Industry Description and Issue                Number of Shares               Cost  Market Value (a)
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (5.67%)
---------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                       5,400         $  430,910        $  425,844
   Gilead Sciences, Inc. (b)                             9,900            525,217           521,037
                                                                       ----------------------------
                                                                          956,127           946,881
                                                                       ----------------------------
CELLULAR SERVICES (4.76%)
---------------------------------------------------------------------------------------------------
   Sprint Corp.                                         34,000            811,981           794,240
                                                                       ----------------------------
COMPUTER SERVICES/SOFTWARE (11.73%)
---------------------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)                              120,700            863,301           795,413
   Infosys Technologies Ltd -- ADR (e)                   2,800            214,636           226,408
   Microsoft Corp.                                      25,300            675,501           661,595
   Wipro Ltd -- ADR (e)                                 23,000            285,722           274,850
                                                                       ----------------------------
                                                                        2,039,160         1,958,266
                                                                       ----------------------------
DISCOUNT (2.58%)
---------------------------------------------------------------------------------------------------
   Costco Wholesale Corp.                                5,200            255,184           257,244
   Home Depot, Inc.                                      1,400             44,551            56,672
   Lowe's Cos, Inc.                                        200              7,421            13,332
   Target Corp.                                          1,900             98,420           104,443
                                                                       ----------------------------
                                                                          405,576           431,691
                                                                       ----------------------------
FINANCIAL SERVICES (3.61%)
---------------------------------------------------------------------------------------------------
   American International Group, Inc.                    2,600            168,844           177,398
   Willis Group Holdings Ltd. (e)                       11,500            432,341           424,810
                                                                       ----------------------------
                                                                          601,185           602,208
                                                                       ----------------------------
HEALTHCARE SERVICES (1.25%)
---------------------------------------------------------------------------------------------------
   Express Scripts, Inc. (b)                             2,500            128,737           209,500
                                                                       ----------------------------
INTERNET SERVICES (5.53%)
---------------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(e)                               5,100            346,977           320,892
   Google, Inc. (b)                                      1,453            630,653           602,792
                                                                       ----------------------------
                                                                          977,630           923,684
                                                                       ----------------------------

See accompanying notes to schedule of investments.                             5

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2005
================================================================================

COMMON STOCKS (CONTINUED)
Industry Description and Issue                       Number of Shares                Cost  Market Value (a)
-----------------------------------------------------------------------------------------------------------
MEDICAL DEVICES (2.49%)
-----------------------------------------------------------------------------------------------------------
   C.R. Bard, Inc.                                                500          $   26,982        $   32,960
   Medtronic, Inc.                                              2,000              96,620           115,140
   Stryker Corp.                                                3,900             166,680           173,277
   Zimmer Holdings, Inc. (b)                                    1,400              94,960            94,416
                                                                               ----------------------------
                                                                                  385,242           415,793
                                                                               ----------------------------
MISCELLANEOUS (1.37%)
-----------------------------------------------------------------------------------------------------------
   Corning, Inc. (b)                                            6,600             108,825           129,756
   Foster Wheeler Ltd (b)(e)                                    2,700              88,354            99,306
                                                                               ----------------------------
                                                                                  197,179           229,062
                                                                               ----------------------------
NATIONAL RADIO (6.22%)
-----------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc. -- Class A (b)(f)         38,100             905,710         1,039,368
                                                                               ----------------------------
OIL DRILLING, EQUIPMENT & SERVICES (10.01%)
-----------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corp. (e)                                      3,500             174,456           168,525
   Nabors Industries Ltd. (b)(e)                                3,000             204,962           227,250
   Noble Corp. (e)                                              8,900             663,038           627,806
   Schlumberger Ltd. (e)                                        4,800             470,148           466,320
   Transocean, Inc. (b)(e)                                      2,600             132,341           181,194
                                                                               ----------------------------
                                                                                1,644,945         1,671,095
                                                                               ----------------------------
PHARMACEUTICALS (16.67%)
-----------------------------------------------------------------------------------------------------------
   Cephalon, Inc. (b)                                             100               5,617             6,474
   Eli Lilly & Co.                                             12,300             693,625           696,057
   Sanofi-Aventis -- ADR (e)                                   12,800             497,160           561,920
   Schering-Plough Corp.                                       34,300             677,010           715,155
   Sepracor, Inc. (b)                                          11,500             603,886           593,400
   Wyeth                                                        4,600             212,167           211,922
                                                                               ----------------------------
                                                                                2,689,465         2,784,928
                                                                               ----------------------------
RESTAURANTS (4.41%)
-----------------------------------------------------------------------------------------------------------
   The Cheesecake Factory (b)                                  13,200             444,496           493,548
   Yum! Brands, Inc.                                            5,200             267,947           243,776
                                                                               ----------------------------
                                                                                  712,443           737,324
                                                                               ----------------------------

See accompanying notes to schedule of investments.                             6

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2005
================================================================================


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                       Number of Shares             Cost     Market Value (a)
-----------------------------------------------------------------------------------------------------------
SPECIALTY (0.36%)
-----------------------------------------------------------------------------------------------------------
   Coach, Inc. (b)                                                200      $     4,212          $     6,668
   Starbucks Corp. (b)                                          1,800           47,755               54,018
                                                                           --------------------------------
                                                                                51,967               60,686
                                                                           --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (0.75%)
-----------------------------------------------------------------------------------------------------------
   Neustar, Inc. (b)                                            4,100          105,078              125,009
                                                                           --------------------------------
TOTAL COMMON STOCKS (77.41%)                                               $12,612,425          $12,929,735
                                                                           ================================


SHORT TERM INVESTMENTS
Industry Description and Issue                       Principal Amount             Cost     Market Value (a)
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.49%)
-----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A.
    3.25% acquired on 12/30/05 and due 1/3/06
    with proceeds of $750,271 collateralized by
    $750,000 FGCI, 4.00%, due 8/1/2018, value
    including accrued interest, $765,358.                    $750,000      $   750,000          $   750,000
                                                                           --------------------------------
TOTAL SHORT-TERM INVESTMENTS (4.49%)                                           750,000              750,000
                                                                           ================================
   Total investments (81.90%)                                              $13,362,425(c)        13,679,735
                                                                           ===========
   Other assets in excess of liabilities (18.10%)                                                 3,022,452
                                                                                                -----------
TOTAL NET ASSETS (100.00%)                                                                      $16,702,187
                                                                                                ===========


See accompanying notes to schedule of investments.                             7

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2005
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at December 31, 2005, was $13,452,788. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:


      ---------------------------------------------
      Gross unrealized appreciation      $  585,946
      Gross unrealized depreciation        (358,999)
                                         ----------
      Net unrealized appreciation        $  226,947
      ---------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The activity for investments in Common Stocks of Affiliates is as follows:


                                                                                     ENDING
                               BEGINNING     PURCHASE     SALES        ENDING        MARKET       DIVIDEND     NET REALIZED
      DESCRIPTION                 COST         COST       COST          COST         VALUE         INCOME      GAINS/LOSSES
      ----------------------------------------------------------------------------------------------------------------------
      Immersion Corporation      $ --       $897,948     $34,647      $863,301      $795,413        $ --        $ (2,638)
      ----------------------------------------------------------------------------------------------------------------------
      Total                      $ --       $897,948     $34,647      $863,301      $795,413        $ --        $ (2,638)
      ======================================================================================================================

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR- American Depository Receipt

  (f) Securities partially on deposit, with a market value of $136,400 as of December 31, 2005. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.




















See accompanying notes to financial statements.                                8

================================================================================

================================================================================

REVIEW AND APPROVAL OF THE JUNDT GROWTH FUND'S ADVISORY AGREEMENT

At the annual meeting of the Fund's Board of Directors held on July 22, 2005, the Board considered the re-approval for an annual period of the Fund's Investment Advisory Agreement with Jundt Associates, Inc. (the "Adviser"), pursuant to which the Adviser provides the Fund with investment advisory services. The directors who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Funds were assisted in their review by legal counsel to the Funds and met with counsel in an executive meeting separate from the interested persons and management of the Adviser. In reaching its conclusions, the Board considered materials relating to the review of the Investment Advisory Agreement that were specifically prepared by the Adviser at the request of the Board and a report to the Board prepared by an independent provider of investment company information.

The Board based its decision upon its evaluation of the Adviser's investment personnel, the performance, fees and expenses of the Fund, and the Adviser's expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board also considered the Adviser's ability to provide ongoing services to the Funds, including the Adviser's financial condition. In reaching its conclusions, the Board considered all the factors mentioned in this discussion, as well as others; however, no single factor determined whether the Board approved the Investment Advisory Agreement. The Board examined the totality of the circumstances in its consideration of re-approval of the Fund's Investment Advisory Agreement. In considering whether to renew the Investment Advisory Agreement for the Fund, the Board concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by the Adviser under the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Additionally, upon evaluating the factors noted above, the Board, in reaching its conclusion, is aware that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to the Adviser, and that the Fund's shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other disclosure documents, have chosen to invest in this Fund, managed by the Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the quality of the Fund's investment management over a period of time. It also took into account the history of the Adviser, which has more than 20 years of investment management experience, and has been the investment adviser to the Fund since its inception. The Board also took into account that James R. Jundt, Chairman of the Board of the Adviser and the principal portfolio manager of the Fund, has over three decades of investment management experience and has participated in the management of the Fund since its inception.

The Board also took into consideration the Adviser's role, responsibilities and involvement (including oversight of vendors) in day-to-day Fund operations, including Fund administration, compliance and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser's administrative, accounting and compliance infrastructure. The Board concluded that the Adviser continues to provide a wide range of essential and quality services to the Fund.

PERFORMANCE, FEES AND EXPENSES OF THE FUND

The Board reviewed the Fund's performance, fees and expenses, including an analysis of comparable funds, and reviewed other materials prepared by Lipper Inc. The Board took into consideration that the Fund had higher fees and expenses than comparable funds. It noted the impact of declining assets on the Fund's expense ratio, as well as the efforts made by the

================================================================================

================================================================================

Adviser to manage expenses, including closing uneconomic funds and negotiating a reduction in fees with service providers to the Fund. The Board and the Adviser also discussed various methods to continue to reduce the expenses of the Fund.

The Board also took into account the mixed performance of the Fund over the past several years, noting that in some years the Fund's performance was in the top quintile in its peer groups, while in most years it lagged its peers. It also considered that the Fund's annualized total return for the one year, two year, three year, four year and five year periods ended May 31, 2005 ranged from the first through fifth quintiles in its peer groups. On a regular basis, the Board discusses Fund performance with the Adviser. The Board concluded that, all factors considered, the performance of the Fund was sufficient to warrant the renewal of the Investment Advisory Agreement.

ADVISER'S EXPENSES IN PROVIDING SERVICES TO THE FUND AND PROFITABILITY OF ADVISER IN MANAGING THE FUND

The Board reviewed information prepared by the Adviser detailing its expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board concluded that, especially in light of the declining revenues to the Adviser associated with declining asset levels in the Funds, the profitability levels of the Adviser in managing the Funds were acceptable.

ECONOMIES OF SCALE

The Board considered economies of scale, but concluded that, in light of the declining asset levels in the Fund, economies of scale were not being realized. However, in the event that assets increase in future, the Board intends to revisit the issue.

Based on its conclusions noted above, and after considering all material factors, the Board (including the independent directors) concluded that the existing advisory fee for the Fund is fair and reasonable, and that the Fund's existing Investment Advisory Agreement should be renewed for a one-year period.

================================================================================
JUNDT U.S. EMERGING GROWTH FUND
================================================================================

THE JUNDT U.S. EMERGING GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                   [PIE CHART]
                 Biotechnology.......................... 12.31%
                 Computer Services/Software............. 14.10%
                 Energy.................................. 4.86%
                 Healthcare Services..................... 1.69%
                 Internet Services....................... 3.63%
                 Medical Devices......................... 7.35%
                 Miscellaneous........................... 1.27%
                 National Radio......................... 14.32%
                 Oil Drilling, Equipment & Services...... 1.64%
                 Pharmaceuticals......................... 5.74%
                 Restaurants............................. 1.19%
                 Specialty............................... 0.15%
                 Telecommunications Infrastructure....... 2.04%
                 Short-term Securities/Other Assets
                   in excess of Liabilities............. 29.71%

================================================================================
PERFORMANCE DATA: JUNDT U.S. EMERGING GROWTH FUND
================================================================================

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS GRAPH]

                JUNDT U.S.        JUNDT U.S.
                 EMERGING          EMERGING
                  GROWTH            GROWTH
                   FUND(1)           FUND(1)                         LIPPER
              (Class A shares   (Class A shares                     SMALL CAP
               without sales       with sales     RUSSELL 2000       GROWTH
                   charge)*         charge)      GROWTH INDEX(2)  FUNDS INDEX(3)
-------------------------------------------------------------------------------
1/2/1996          10,000             9,425           10,000           10,000
3/31/1996         12,260            11,555           10,574           10,779
6/30/1996         14,990            14,128           11,192           11,719
9/30/1996         14,941            14,082           11,096           11,883
12/31/1996        14,342            13,517           11,125           11,705
3/31/1997         13,475            12,701            9,958           10,310
6/30/1997         16,200            15,269           11,706           12,184
9/30/1997         19,767            18,631           13,687           14,227
12/31/1997        19,151            18,050           12,564           13,019
3/31/1998         20,803            19,607           14,057           14,490
6/30/1998         21,155            19,939           13,250           13,960
9/30/1998         21,170            19,953           10,287           10,629
12/31/1998        26,553            25,027           12,719           13,144
3/31/1999         25,701            24,223           12,506           12,717
6/30/1999         26,570            25,042           14,350           14,529
9/30/1999         27,369            25,796           13,644           14,792
12/31/1999        39,576            37,301           18,200           21,185
3/31/2000         41,171            38,804           19,889           24,979
6/30/2000         42,003            39,588           18,423           23,643
9/30/2000         41,226            38,855           17,692           23,269
12/31/2000        28,809            27,152           14,118           19,437
3/31/2001         21,341            20,114           11,972           15,769
6/30/2001         27,225            25,660           14,123           18,398
9/30/2001         20,299            19,132           10,157           13,793
12/31/2001        25,118            23,674           12,816           16,917
3/31/2002         24,347            22,947           12,565           16,673
6/30/2002         20,507            19,328           10,592           14,424
9/30/2002         18,442            17,382            8,313           11,611
12/31/2002        18,046            17,008            8,937           12,244
3/31/2003         20,507            19,328            8,590           11,788
6/30/2003         23,721            22,357           10,665           14,540
9/30/2003         25,452            23,989           11,781           15,808
12/31/2003        25,740            24,260           13,277           17,724
3/31/2004         28,494            26,856           14,018           18,355
6/30/2004         26,138            24,635           14,030           18,331
9/30/2004         25,095            23,652           13,187           17,096
12/31/2004        28,724            27,072           15,176           19,636
3/31/2005         25,449            23,986           14,139           18,613
6/30/2005         25,678            24,202           14,631           19,389
9/30/2005         28,662            27,014           15,556           20,329
12/31/2005        27,556            25,971           15,807           20,681
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2005)
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                                              SINCE
                                 1-YEAR          5-YEAR    INCEPTION(4)
-----------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS A
 Without sales charge*           (3.99)%         (0.87)%        10.68%
 With sales charge (a)           (9.51)          (2.03)         10.03
-----------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS B
 Without sales charge**          (4.68)          (1.60)          9.90
 With sales charge (b)          (10.40)          (2.20)          9.90
-----------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS C
 Without sales charge**          (4.68)          (1.61)          9.90
 With sales charge (c)           (6.18)          (1.61)          9.90
-----------------------------------------------------------------------
 JUNDT U.S. EMERGING
 GROWTH CLASS I                  (3.64)          (0.60)         11.02
-----------------------------------------------------------------------
 RUSSELL 2000
 GROWTH INDEX                     4.15            2.28           4.67
-----------------------------------------------------------------------
 LIPPER SMALL CAP
 GROWTH FUNDS INDEX               5.31            1.25           7.54
-----------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVES ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(1) Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $25,707, $25,692, and $28,421, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Russell 2000 Growth Index measures performance of the companies within the Russell 2000 Index (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.

(3) The Lipper Small Cap Growth Funds Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

(4) Inception date is January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index data, and December 29, 1995, for the Lipper Small Cap Growth Funds Index data.

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2005
================================================================================

COMMON STOCKS
Industry Description and Issue                  Number of Shares               Cost  Market Value (a)
-----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (12.31%)
-----------------------------------------------------------------------------------------------------
   Amylin Pharmaceuticals, Inc. (b)                        6,300         $  254,141        $  251,496
   BioCryst Pharmaceuticals, Inc. (b)                     10,000            170,107           167,500
   Entremed, Inc. (b)                                    181,300            552,874           351,722
   Exelixis, Inc. (b)                                     20,000            145,994           188,400
   ImClone Systems, Inc. (b)                               5,100            170,227           174,624
   Myogen, Inc. (b)                                       17,000            341,320           512,720
   Senomyx, Inc. (b)                                      14,500            179,377           175,740
   United Therapeutics Corp. (b)                           2,400            168,737           165,888
                                                                         ----------------------------
                                                                          1,982,777         1,988,090
                                                                         ----------------------------
COMPUTER SERVICES/SOFTWARE (14.10%)
-----------------------------------------------------------------------------------------------------
   Entrust, Inc. (b)                                      10,000             61,497            48,400
   Immersion Corp. (b)(d)                                338,400          3,448,194         2,230,056
                                                                         ----------------------------
                                                                          3,509,691         2,278,456
                                                                         ----------------------------
ENERGY (4.86%)
-----------------------------------------------------------------------------------------------------
   Sunpower Corp. (b)                                      7,600            225,545           258,324
   Suntech Pwr Hldgs Co Ltd -- ADR (b)(e)                 19,300            417,812           525,925
                                                                         ----------------------------
                                                                            643,357           784,249
                                                                         ----------------------------
HEALTHCARE SERVICES (1.69%)
-----------------------------------------------------------------------------------------------------
   HealthExtras, Inc. (b)                                 10,900            249,330           273,590
                                                                         ----------------------------
INTERNET SERVICES (3.63%)
-----------------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(e)                                 5,600            381,115           352,352
   Sina Corp. (b)(e)                                       9,700            252,232           234,352
                                                                         ----------------------------
                                                                            633,347           586,704
                                                                         ----------------------------
MEDICAL DEVICES (7.35%)
-----------------------------------------------------------------------------------------------------
   China Med Technologies -- ADR (b)(e)                   15,000            507,915           477,750
   Diomed Holdings, Inc. (b)                             192,500            754,952           390,775
   Intralase Corp. (b)                                    17,900            360,784           319,157
                                                                         ----------------------------
                                                                          1,623,651         1,187,682
                                                                         ----------------------------
MISCELLANEOUS (1.27%)
-----------------------------------------------------------------------------------------------------
   Global Payments, Inc.                                   4,400            130,461           205,084
                                                                         ----------------------------

See accompanying notes to schedule of investments.                            13

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2005
================================================================================

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                         Number of Shares                 Cost   Market Value (a)
---------------------------------------------------------------------------------------------------------------
NATIONAL RADIO (14.32%)
---------------------------------------------------------------------------------------------------------------
   Sirius Satellite Radio, Inc. (b)                              24,000       $      171,252        $   160,800
   XM Satellite Radio Holdings, Inc. -- Class A (b)(f)           78,900              214,971          2,152,392
                                                                              ---------------------------------
                                                                                     386,223          2,313,192
                                                                              ---------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (1.64%)
---------------------------------------------------------------------------------------------------------------
   Parallel Petroleum Corp. (b)                                  15,600              258,034            265,356
                                                                              ---------------------------------
PHARMACEUTICALS (5.74%)
---------------------------------------------------------------------------------------------------------------
   Angiotech Pharmaceuticals, Inc. (b)(e)                        14,800              249,642            194,620
   Sepracor, Inc. (b)                                            14,200              745,460            732,720
                                                                              ---------------------------------
                                                                                     995,102            927,340
                                                                              ---------------------------------
RESTAURANTS (1.19%)
---------------------------------------------------------------------------------------------------------------
   Famous Dave's Of America, Inc. (b)                            17,000              183,842            191,590
                                                                              ---------------------------------
SPECIALTY (0.15%)
---------------------------------------------------------------------------------------------------------------
   Blue Nile, Inc. (b)                                              600               18,321             24,186
                                                                              ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.04%)
---------------------------------------------------------------------------------------------------------------
   Comtech Telecommunications (b)                                 4,500              181,239            137,430
   j2 Global Communications, Inc. (b)                             4,500              146,698            192,330
                                                                              ---------------------------------
                                                                                     327,937            329,760
                                                                              ---------------------------------
TOTAL COMMON STOCKS (70.29%)                                                  $   10,942,073        $11,355,279
                                                                              =================================

SHORT-TERM SECURITIES
Industry Description and Issue                         Principal Amount                 Cost   Market Value (a)
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.64%)
---------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank,
    N.A. 3.25% acquired on 12/30/05 and due
    1/3/06 with proceeds of $750,271
    collateralized by $750,000 FNCI, 4.50%,
    due 9/1/2018, value including accrued
    interest, $765,623.                                        $750,000       $      750,000        $   750,000
                                                                              ---------------------------------
TOTAL SHORT-TERM SECURITIES (4.64%)                                                  750,000            750,000
                                                                              =================================
   Total investments (74.93%)                                                 $   11,692,073 (c)     12,105,279
                                                                              ==============
   Other assets in excess of liabilities (25.07%)                                                     4,049,757
                                                                                                    -----------
TOTAL NET ASSETS (100.0%)                                                                           $16,155,036
                                                                                                    ===========


See accompanying notes to financial statements.                               14

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2005
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at December 31, 2005 was $11,750,744. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      -----------------------------------------------
      Gross unrealized appreciation      $  3,209,394
      Gross unrealized depreciation        (2,854,859)
                                         ------------
      Net unrealized appreciation        $    354,535
      -----------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The activity for investments in Common Stocks of Affiliates is as follows:


                                                                                ENDING
                             BEGINNING   PURCHASE     SALES       ENDING        MARKET     DIVIDEND   NET REALIZED
      DESCRIPTION               COST       COST       COST         COST         VALUE       INCOME    GAINS/LOSSES
      -------------------------------------------------------------------------------------------------------------
      Immersion Corporation  $4,283,769    $ --     $835,575    $3,448,194    $2,230,056    $ --      $ (618,989)
      -------------------------------------------------------------------------------------------------------------
      Total                  $4,283,769    $ --     $835,575    $3,448,194    $2,230,056    $ --      $ (618,989)
      =============================================================================================================

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt

  (f) Securities partially on deposit, with a market value of $136,400 as of December 31, 2005. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.

















See accompanying notes to financial statements.                               15

================================================================================

================================================================================

REVIEW AND APPROVAL OF THE JUNDT U.S. EMERGING GROWTH FUND'S ADVISORY AGREEMENT

At the annual meeting of the Fund's Board of Directors held on July 22, 2005, the Board considered the re-approval for an annual period of the Fund's Investment Advisory Agreement with Jundt Associates, Inc. (the "Adviser"), pursuant to which the Adviser provides the Fund with investment advisory services. The directors who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Funds were assisted in their review by legal counsel to the Funds and met with counsel in an executive meeting separate from the interested persons and management of the Adviser. In reaching its conclusions, the Board considered materials relating to the review of the Investment Advisory Agreement that were specifically prepared by the Adviser at the request of the Board and a report to the Board prepared by an independent provider of investment company information.

The Board based its decision upon its evaluation of the Adviser's investment personnel, the performance, fees and expenses of the Fund, and the Adviser's expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board also considered the Adviser's ability to provide ongoing services to the Funds, including the Adviser's financial condition. In reaching its conclusions, the Board considered all the factors mentioned in this discussion, as well as others; however, no single factor determined whether the Board approved the Investment Advisory Agreement. The Board examined the totality of the circumstances in its consideration of re-approval of the Fund's Investment Advisory Agreement. In considering whether to renew the Investment Advisory Agreement for the Fund, the Board concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by the Adviser under the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Additionally, upon evaluating the factors noted above, the Board, in reaching its conclusion, is aware that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to the Adviser, and that the Fund's shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other disclosure documents, have chosen to invest in this Fund, managed by the Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the quality of the Fund's investment management over a period of time. It also took into account the history of the Adviser, which has more than 20 years of investment management experience, and has been the investment adviser to the Fund since its inception. The Board also took into account that James R. Jundt, Chairman of the Board of the Adviser and the principal portfolio manager of the Fund, has over three decades of investment management experience and has participated in the management of the Fund since its inception.

The Board also took into consideration the Adviser's role, responsibilities and involvement (including oversight of vendors) in day-to-day Fund operations, including Fund administration, compliance and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser's administrative, accounting and compliance infrastructure. The Board concluded that the Adviser continues to provide a wide range of essential and quality services to the Fund.

PERFORMANCE, FEES AND EXPENSES OF THE FUND

The Board reviewed the Fund's performance, fees and expenses, including an analysis of comparable funds, and reviewed other materials prepared by Lipper Inc. The Board took into consideration that the Fund had higher fees and expenses than comparable funds. It noted the impact of declining assets on the Fund's expense ratio, as well as the efforts made by the

================================================================================

================================================================================

Adviser to manage expenses, including closing uneconomic funds and negotiating a reduction in fees with service providers to the Fund. The Board and the Adviser also discussed various methods to continue to reduce the expenses of the Fund.

The Board also took into account the mixed performance of the Fund over the past several years, noting that in some years the Fund's performance was in the top quintile in its peer groups, while in other years it lagged its peers. It also considered that the Fund's annualized total return for the one year, two year, three year, four year and five year periods ended May 31, 2005 ranged from the third through fifth quintiles in its peer groups. On a regular basis, the Board discusses Fund performance with the Adviser. The Board concluded that, all factors considered, the performance of the Fund was sufficient to warrant the renewal of the Investment Advisory Agreement.

ADVISER'S EXPENSES IN PROVIDING SERVICES TO THE FUND AND PROFITABILITY OF ADVISER IN MANAGING THE FUND

The Board reviewed information prepared by the Adviser detailing its expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board concluded that, especially in light of the declining revenues to the Adviser associated with declining asset levels in the Funds, the profitability levels of the Adviser in managing the Funds were acceptable.

ECONOMIES OF SCALE

The Board considered economies of scale, but concluded that, in light of the declining asset levels in the Fund, economies of scale were not being realized. However, in the event that assets increase in future, the Board intends to revisit the issue.

Based on its conclusions noted above, and after considering all material factors, the Board (including the independent directors) concluded that the existing advisory fee for the Fund is fair and reasonable, and that the Fund's existing Investment Advisory Agreement should be renewed for a one-year period.

================================================================================
JUNDT OPPORTUNITY FUND
================================================================================

THE JUNDT OPPORTUNITY FUND IS A NON-DIVERSIFIED FUND THAT EMPLOYS AN AGGRESSIVE yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                   [PIE CHART]
                 Biotechnology........................... 9.60%
                 Cellular Services....................... 4.81%
                 Computer Services/Software............. 16.31%
                 Discount................................ 2.17%
                 Financial Services...................... 6.35%
                 Healthcare Services..................... 2.92%
                 Internet Services....................... 5.51%
                 Medical Devices......................... 2.47%
                 Miscellaneous........................... 1.43%
                 National Radio......................... 13.15%
                 Oil Drilling, Equipment & Services..... 10.05%
                 Pharmaceuticals........................ 17.44%
                 Restaurants............................. 1.49%
                 Specialty............................... 0.37%
                 Telecommunications Infrastructure....... 1.61%
                 Short-term Securities/Other Assets
                   in excess of Liabilities.............. 4.32%

================================================================================
PERFORMANCE DATA: JUNDT OPPORTUNITY FUND
================================================================================

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS GRAPH]

                   JUNDT             JUNDT
               OPPORTUNITY       0PPORTUNITY
                   FUND(1)           FUND(1)                                           LIPPER
              (Class A shares   (Class A shares                                       MULTI CAP
               without sales       with sales     RUSSELL 1000      RUSSELL 3000       GROWTH
                   charge)*         charge)      GROWTH INDEX(2)   GROWTH INDEX(3)  FUNDS INDEX(4)
-------------------------------------------------------------------------------------------------
12/26/1996         10,000             9,425          10,000            10,000          10,000
12/31/1996          9,870             9,302           9,851             9,881          10,000
3/31/1997           9,640             9,086           9,904             9,828           9,665
6/30/1997          11,330            10,678          11,778            11,674          11,223
9/30/1997          14,260            13,440          12,664            12,657          12,675
12/31/1997         13,932            13,131          12,856            12,719          12,295
3/31/1998          15,398            14,512          14,804            14,606          14,029
6/30/1998          16,420            15,476          15,476            15,127          14,354
9/30/1998          17,720            16,701          14,069            13,575          12,234
12/31/1998         22,406            21,117          17,831            17,171          15,344
3/31/1999          24,061            22,678          18,966            18,160          16,317
6/30/1999          24,853            23,424          19,696            18,995          17,537
9/30/1999          23,680            22,318          18,975            18,281          16,872
12/31/1999         30,497            28,744          23,747            22,979          22,456
3/31/2000          31,421            29,615          25,438            24,655          25,680
6/30/2000          33,857            31,910          24,751            23,907          24,116
9/30/2000          32,987            31,090          23,419            22,645          24,316
12/31/2000         26,927            25,379          18,419            17,829          19,750
3/31/2001          21,410            20,179          14,570            14,174          15,357
6/30/2001          21,746            20,495          15,796            15,468          16,835
9/30/2001          16,325            15,386          12,730            12,371          12,389
12/31/2001         18,755            17,677          14,658            14,329          14,781
3/31/2002          16,677            15,718          14,278            13,965          14,276
6/30/2002          11,497            10,836          11,612            11,386          11,806
9/30/2002          11,354            10,701           9,865             9,622           9,793
12/31/2002         12,537            11,816          10,570            10,312          10,374
3/31/2003          13,800            13,007          10,457            10,183          10,294
6/30/2003          16,727            15,765          11,953            11,703          11,995
9/30/2003          18,422            17,362          12,421            12,214          12,613
12/31/2003         17,925            16,895          13,714            13,509          13,954
3/31/2004          19,924            18,779          13,822            13,664          14,447
6/30/2004          18,772            17,694          14,090            13,909          14,598
9/30/2004          18,181            17,136          13,353            13,173          13,893
12/31/2004         20,326            19,157          14,578            14,441          15,526
3/31/2005          19,541            18,417          13,982            13,818          14,815
6/30/2005          20,004            18,854          14,326            14,170          15,231
9/30/2005          22,099            20,828          14,900            14,767          16,312
12/31/2005         21,442            20,209          15,344            15,189          16,942
-------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2005)
--------------------------------------------------------------------
                                                           SINCE
                              1-YEAR          5-YEAR    INCEPTION(5)
--------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS A
 Without sales charge*          5.59%         (4.44)%        8.84%
 With sales charge (a)         (0.52)         (5.57)         8.13
--------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS B
 Without sales charge**         4.85          (5.16)         8.04
 With sales charge (b)         (1.15)         (5.73)         8.04
--------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS C
 Without sales charge**         4.78          (5.16)         8.03
 With sales charge (c)          3.28          (5.16)         8.03
--------------------------------------------------------------------
 JUNDT OPPORTUNITY
 CLASS I                        5.93          (4.19)         9.13
--------------------------------------------------------------------
 RUSSELL 1000
 GROWTH INDEX                   5.26          (3.58)         4.87
--------------------------------------------------------------------
 RUSSELL 3000
 GROWTH INDEX                   5.17          (3.15)         4.75
--------------------------------------------------------------------
 LIPPER MULTI CAP
 GROWTH FUNDS INDEX             9.13          (2.90)         6.10
--------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER- AND MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(1) Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $20,071, $20,043, and $21,963, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.

(3) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.

(4) The Lipper Multi Cap Growth Funds Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

(5) Inception date is December 26, 1996, for both the Fund's shares and for index data.

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2005
================================================================================

COMMON STOCKS
Industry Description and Issue          Number of Shares               Cost  Market Value (a)
---------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.60%)
---------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                 8,900        $   710,299       $   701,854
   Exelixis, Inc. (b)                             33,600            223,302           316,512
   Gilead Sciences, Inc. (b)                      16,600            880,917           873,658
   Myogen, Inc. (b)                               25,500            565,809           769,080
                                                                -----------------------------
                                                                  2,380,327         2,661,104
                                                                -----------------------------
CELLULAR SERVICES (4.81%)
---------------------------------------------------------------------------------------------
   Sprint Corp.                                   57,100          1,327,529         1,333,856
                                                                -----------------------------
COMPUTER SERVICES/SOFTWARE (16.31%)
---------------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)                        461,700          4,858,283         3,042,603
   Infosys Technologies Ltd -- ADR (e)             4,600            351,944           371,956
   Microsoft Corp.                                42,200          1,126,684         1,103,530
                                                                -----------------------------
                                                                  6,336,911         4,518,089
                                                                -----------------------------
DISCOUNT (2.17%)
---------------------------------------------------------------------------------------------
   Costco Wholesale Corp.                          8,600            422,618           425,442
   Target Corp.                                    3,200            165,760           175,904
                                                                -----------------------------
                                                                    588,378           601,346
                                                                -----------------------------
FINANCIAL SERVICES (6.35%)
---------------------------------------------------------------------------------------------
   American International Group, Inc.              4,300            279,249           293,389
   Intercontinentalexchange, Inc. (b)             20,800            832,807           756,080
   Willis Group Holdings Ltd. (e)                 19,200            721,876           709,248
                                                                -----------------------------
                                                                  1,833,932         1,758,717
                                                                -----------------------------
HEALTHCARE SERVICES (2.92%)
---------------------------------------------------------------------------------------------
   Express Scripts, Inc. (b)                       4,100            211,129           343,580
   HealthExtras, Inc. (b)                         18,600            425,570           466,860
                                                                -----------------------------
                                                                    636,699           810,440
                                                                -----------------------------
INTERNET SERVICES (5.51%)
---------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(e)                         8,400            571,781           528,528
   Google, Inc. (b)                                2,409          1,044,933           999,398
                                                                -----------------------------
                                                                  1,616,714         1,527,926
                                                                -----------------------------

See accompanying notes to schedule of investments.                            20

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2005
================================================================================

COMMON STOCKS (CONTINUED)
Industry Description and Issue          Number of Shares               Cost  Market Value (a)
---------------------------------------------------------------------------------------------
MEDICAL DEVICES (2.47%)
---------------------------------------------------------------------------------------------
   Medtronic, Inc.                                 4,000         $  194,144        $  230,280
   Stryker Corp.                                   6,700            287,503           297,681
   Zimmer Holdings, Inc. (b)                       2,300            154,857           155,112
                                                                -----------------------------
                                                                    636,504           683,073
                                                                -----------------------------
MISCELLANEOUS (1.43%)
---------------------------------------------------------------------------------------------
   Corning, Inc. (b)                              11,300            186,322           222,158
   Foster Wheeler Ltd (b)(e)                       4,700            153,801           172,866
                                                                -----------------------------
                                                                    340,123           395,024
                                                                -----------------------------
NATIONAL RADIO (13.15%)
---------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc. --
     Class A (b)(f)                              133,600            818,353         3,644,608
                                                                -----------------------------
OIL DRILLING, EQUIPMENT & SERVICES (10.05%)
---------------------------------------------------------------------------------------------
   GlobalSantaFe Corp. (e)                         5,700            284,114           274,455
   Nabors Industries Ltd. (b)(e)                   5,100            348,453           386,325
   Noble Corp. (e)                                14,800          1,102,531         1,043,992
   Schlumberger Ltd. (e)                           8,100            793,737           786,915
   Transocean, Inc. (b)(e)                         4,200            203,963           292,698
                                                                -----------------------------
                                                                  2,732,798         2,784,385
                                                                -----------------------------
PHARMACEUTICALS (17.44%)
---------------------------------------------------------------------------------------------
   Cephalon, Inc. (b)                                100              5,218             6,474
   Eli Lilly & Co.                                20,700          1,167,350         1,171,413
   Medicis Pharmaceutical                          5,400            162,691           173,070
   Sanofi-Aventis -- ADR (e)                      21,500            834,527           943,850
   Schering-Plough Corp.                          57,200          1,129,069         1,192,620
   Sepracor, Inc. (b)                             19,300          1,013,445           995,880
   Wyeth                                           7,600            350,726           350,132
                                                                -----------------------------
                                                                  4,663,026         4,833,439
                                                                -----------------------------
RESTAURANTS (1.49%)
---------------------------------------------------------------------------------------------
   Yum! Brands, Inc.                               8,800            453,448           412,544
                                                                -----------------------------
SPECIALTY (0.37%)
---------------------------------------------------------------------------------------------
   Starbucks Corp. (b)                             3,400             90,204           102,034
                                                                -----------------------------

See accompanying notes to schedule of investments.                            21

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2005
================================================================================

COMMON STOCKS (CONCLUDED)
Industry Description and Issue          Number of Shares               Cost  Market Value (a)
---------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (1.61%)
---------------------------------------------------------------------------------------------
   Comtech Telecommunications (b)                  7,500        $   302,066       $   229,050
   Neustar, Inc. (b)                               7,100            181,964           216,479
                                                                -----------------------------
                                                                    484,030           445,529
                                                                -----------------------------
TOTAL COMMON STOCKS (95.68%)                                    $24,938,976       $26,512,114
                                                                =============================

SHORT-TERM SECURITIES
Industry Description and Issue          Principal Amount               Cost  Market Value (a)
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.91%)
---------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank,
    N.A. 3.25% acquired on 12/30/05 and due
    1/3/06 with proceeds of $807,291
    collateralized by $807,000 FNCI, 4.50%,
    due 9/1/2018, value including accrued
    interest, $823,781.                         $807,000        $   807,000       $   807,000
                                                                -----------------------------
TOTAL SHORT-TERM SECURITIES (2.91%)                                 807,000           807,000
                                                                =============================
   Total investments (98.59%)                                   $25,745,976(c)     27,319,114
                                                                ===========
   Other assets in excess of liabilities (1.41%)                                      389,309
                                                                                  -----------
TOTAL NET ASSETS (100.0%)                                                         $27,708,423
                                                                                  ===========




























See accompanying notes to schedule of investments.                            22

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2005
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at December 31, 2005, was $26,392,874. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      -----------------------------------------------
      Gross unrealized appreciation      $  4,384,283
      Gross unrealized depreciation        (3,458,043)
                                         ------------
      Net unrealized appreciation        $    926,240
      -----------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                   BEGINNING    PURCHASE     SALES        ENDING        ENDING      DIVIDEND   NET REALIZED
       DESCRIPTION                    COST        COST        COST         COST      MARKET VALUE    INCOME       LOSSES
       --------------------------------------------------------------------------------------------------------------------
           Immersion Corporation  $5,794,469      $ --     $936,186    $4,858,283     $3,042,603      $ --     $ (677,541)
       --------------------------------------------------------------------------------------------------------------------
           Total                  $5,794,469      $ --     $936,186    $4,858,283     $3,042,603      $ --     $ (677,541)
       ====================================================================================================================

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt

  (f) Securities partially on deposit, with a market value of $1,609,520 as of December 31, 2005. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.


















See accompanying notes to financial statements.                               23

================================================================================

================================================================================

REVIEW AND APPROVAL OF THE JUNDT OPPORTUNITY FUND'S ADVISORY AGREEMENT

At the annual meeting of the Fund's Board of Directors held on July 22, 2005, the Board considered the re-approval for an annual period of the Fund's Investment Advisory Agreement with Jundt Associates, Inc. (the "Adviser"), pursuant to which the Adviser provides the Fund with investment advisory services. The directors who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Funds were assisted in their review by legal counsel to the Funds and met with counsel in an executive meeting separate from the interested persons and management of the Adviser. In reaching its conclusions, the Board considered materials relating to the review of the Investment Advisory Agreement that were specifically prepared by the Adviser at the request of the Board and a report to the Board prepared by an independent provider of investment company information.

The Board based its decision upon its evaluation of the Adviser's investment personnel, the performance, fees and expenses of the Fund, and the Adviser's expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board also considered the Adviser's ability to provide ongoing services to the Funds, including the Adviser's financial condition. In reaching its conclusions, the Board considered all the factors mentioned in this discussion, as well as others; however, no single factor determined whether the Board approved the Investment Advisory Agreement. The Board examined the totality of the circumstances in its consideration of re-approval of the Fund's Investment Advisory Agreement. In considering whether to renew the Investment Advisory Agreement for the Fund, the Board concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by the Adviser under the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Additionally, upon evaluating the factors noted above, the Board, in reaching its conclusion, is aware that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to the Adviser, and that the Fund's shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other disclosure documents, have chosen to invest in this Fund, managed by the Adviser.


NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the quality of the Fund's investment management over a period of time. It also took into account the history of the Adviser, which has more than 20 years of investment management experience, and has been the investment adviser to the Fund since its inception. The Board also took into account that James R. Jundt, Chairman of the Board of the Adviser and the principal portfolio manager of the Fund, has over three decades of investment management experience and has participated in the management of the Fund since its inception.

The Board also took into consideration the Adviser's role, responsibilities and involvement (including oversight of vendors) in day-to-day Fund operations, including Fund administration, compliance and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser's administrative, accounting and compliance infrastructure. The Board concluded that the Adviser continues to provide a wide range of essential and quality services to the Fund.


PERFORMANCE, FEES AND EXPENSES OF THE FUND

The Board reviewed the Fund's performance, fees and expenses, including an analysis of comparable funds, and reviewed other materials prepared by Lipper Inc. The Board took into consideration that the Fund had higher fees and expenses than comparable funds. It noted the impact of declining assets on the Fund's expense ratio, as well as the efforts made by the

================================================================================

================================================================================

Adviser to manage expenses, including closing uneconomic funds and negotiating a reduction in fees with service providers to the Fund. The Board and the Adviser also discussed various methods to continue to reduce the expenses of the Fund.

The Board also took into account the mixed performance of the Fund over the past several years, noting that in some years the Fund's performance was in the top quintile in its peer groups, while in other years it lagged its peers. It also considered that the Fund's annualized total return for the one year, two year, three year, four year and five year periods ended May 31, 2005 ranged from the first through fourth quintiles in its peer groups. On a regular basis, the Board discusses Fund performance with the Adviser. The Board concluded that, all factors considered, the performance of the Fund was sufficient to warrant the renewal of the Investment Advisory Agreement.

ADVISER'S EXPENSES IN PROVIDING SERVICES TO THE FUND AND PROFITABILITY OF ADVISER IN MANAGING THE FUND

The Board reviewed information prepared by the Adviser detailing its expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board concluded that, especially in light of the declining revenues to the Adviser associated with declining asset levels in the Funds, the profitability levels of the Adviser in managing the Funds were acceptable.

ECONOMIES OF SCALE

The Board considered economies of scale, but concluded that, in light of the declining asset levels in the Fund, economies of scale were not being realized. However, in the event that assets increase in future, the Board intends to revisit the issue.

Based on its conclusions noted above, and after considering all material factors, the Board (including the independent directors) concluded that the existing advisory fee for the Fund is fair and reasonable, and that the Fund's existing Investment Advisory Agreement should be renewed for a one-year period.

================================================================================
JUNDT TWENTY-FIVE FUND
================================================================================

THE JUNDT TWENTY-FIVE FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2005 (as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]
          Biotechnology......................................6.71%
          Cellular Services..................................5.05%
          Computer Services/Software........................16.67%
          Discount...........................................1.57%
          Financial Services.................................2.64%
          Internet Services..................................7.06%
          Medical Devices....................................2.57%
          Miscellaneous......................................0.78%
          National Radio....................................13.35%
          Oil Drilling, Equipment & Services................10.26%
          Pharmaceuticals...................................11.93%
          Specialty..........................................0.38%
          Telecommunications/Infrastructure..................0.78%
          Short-term Securities/Other Assets
               in excess of Liabilities.....................20.25%

================================================================================
PERFORMANCE DATA: JUNDT TWENTY-FIVE FUND
================================================================================

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                              [PLOT POINTS GRAPH]

                   JUNDT             JUNDT
                TWENTY-FIVE       TWENTY-FIVE
                   FUND(1)           FUND(1)                                           LIPPER
              (Class A shares   (Class A shares                                       MULTI CAP
               without sales       with sales     RUSSELL 1000      RUSSELL 3000       GROWTH
                   charge)*         charge)      GROWTH INDEX(2)   GROWTH INDEX(3)  FUNDS INDEX(4)
-------------------------------------------------------------------------------------------------
12/31/1997         10,000             9,475          10,000            10,000          10,000
3/31/1998          11,940            11,253          11,515            11,483          11,410
6/30/1998          13,080            12,328          12,038            11,893          11,675
9/30/1998          14,540            13,704          10,945            10,673           9,950
12/31/1998         17,522            16,515          13,871            13,500          12,480
3/31/1999          19,639            18,510          14,754            14,278          13,271
6/30/1999          21,035            19,826          15,322            14,934          14,264
9/30/1999          20,087            18,932          14,761            14,373          13,723
12/31/1999         24,811            23,384          18,473            18,067          18,264
3/31/2000          26,699            25,164          19,788            19,384          20,887
6/30/2000          23,861            22,489          19,254            18,796          19,615
9/30/2000          25,083            23,640          18,218            17,804          19,777
12/31/2000         20,023            18,872          14,329            14,017          16,063
3/31/2001          17,088            16,105          11,334            11,143          12,491
6/30/2001          17,428            16,426          12,288            12,161          13,692
9/30/2001          12,942            12,198           9,903             9,726          10,076
12/31/2001         15,448            14,559          11,403            11,266          12,022
3/31/2002          13,951            13,149          11,107            10,980          11,611
6/30/2002          10,555             9,948           9,033             8,952           9,602
9/30/2002           9,768             9,206           7,674             7,565           7,965
12/31/2002         10,215             9,628           8,223             8,108           8,437
3/31/2003          11,095            10,457           8,135             8,006           8,372
6/30/2003          12,267            11,562           9,299             9,201           9,756
9/30/2003          12,652            11,925           9,662             9,603          10,259
12/31/2003         12,285            11,578          10,669            10,620          11,421
3/31/2004          13,242            12,480          10,753            10,741          11,824
6/30/2004          12,347            11,636          10,962            10,934          11,948
9/30/2004          11,899            11,214          10,389            10,355          11,371
12/31/2004         12,945            12,200          11,340            11,354          12,709
3/31/2005          12,543            11,822          10,876            10,864          12,126
6/30/2005          12,451            11,735          11,144            11,141          12,467
9/30/2005          13,732            12,942          11,591            11,610          13,352
12/31/2005         13,161            12,404          11,936            11,942          13,868
-------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2005)
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                             SINCE
                              1-YEAR          5-YEAR      INCEPTION(5)
----------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS A
 Without sales charge*          1.79%         (8.02)%        3.51%
 With sales charge (a)         (4.04)         (9.11)         2.75
----------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS B
 Without sales charge**         0.89          (8.73)         2.69
 With sales charge (b)         (5.11)         (9.14)         2.69
----------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS C
 Without sales charge**         0.89          (8.73)         2.73
 With sales charge (c)         (0.61)         (8.73)         2.73
----------------------------------------------------------------------
 JUNDT TWENTY-FIVE
 CLASS I                        1.98          (7.79)         3.77
----------------------------------------------------------------------
 RUSSELL 1000
 GROWTH INDEX                   5.26          (3.58)         2.24
----------------------------------------------------------------------
 RUSSELL 3000
 GROWTH INDEX                   5.17          (3.15)         2.24
----------------------------------------------------------------------
 LIPPER MULTI CAP
 GROWTH FUNDS INDEX             9.13          (2.90)         4.17
----------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
** Applicable to investors who purchased shares at net asset value (without sales charges) and were not charged a deferred sales charge.
(a)  maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA PROVIDED FOR THE FUND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT SHAREHOLDERS WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER- AND MEDIUM-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING IN THE FUND. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF THE FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(1) Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with a deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $12,288, $12,401, and $13,432, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.

(3) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deductions of sales charges and expenses that mutual fund investors bear.

(4) The Lipper Multi Cap Growth Funds Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

(5) Inception date is December 31, 1997, for both the Fund's shares and for index data.

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2005
================================================================================

COMMON STOCKS
Industry Description and Issue          Number of Shares               Cost  Market Value (a)
---------------------------------------------------------------------------------------------
BIOTECHNOLOGY (6.71%)
---------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                 2,000        $   159,640       $   157,720
   Amylin Pharmaceuticals, Inc. (b)                1,600             66,358            63,872
   Gilead Sciences, Inc. (b)                       3,800            201,604           199,994
                                                                -----------------------------
                                                                    427,602           421,586
                                                                -----------------------------
CELLULAR SERVICES (5.05%)
---------------------------------------------------------------------------------------------
   Sprint Corp.                                   13,600            321,082           317,696
                                                                -----------------------------
COMPUTER SERVICES/SOFTWARE (16.67%)
---------------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)                        107,900          2,195,057           711,061
   Infosys Technologies Ltd -- ADR (e)             1,100             84,346            88,946
   Microsoft Corp.                                 9,500            253,662           248,425
                                                                -----------------------------
                                                                  2,533,065         1,048,432
                                                                -----------------------------
DISCOUNT (1.57%)
---------------------------------------------------------------------------------------------
   Costco Wholesale Corp.                          2,000             98,344            98,940
                                                                -----------------------------
FINANCIAL SERVICES (2.64%)
---------------------------------------------------------------------------------------------
   Willis Group Holdings Ltd. (e)                  4,500            169,124           166,230
                                                                -----------------------------
INTERNET SERVICES (7.06%)
---------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(e)                         1,900            129,175           119,548
   CheckFree Corp. (b)                             2,200             86,378           100,980
   Google, Inc. (b)                                  538            233,680           223,195
                                                                -----------------------------
                                                                    449,233           443,723
                                                                -----------------------------
MEDICAL DEVICES (2.57%)
---------------------------------------------------------------------------------------------
   Diomed Holdings, Inc. (b)                      62,800            256,711           127,484
   Zimmer Holdings, Inc. (b)                         500             33,893            33,720
                                                                -----------------------------
                                                                    290,604           161,204
                                                                -----------------------------
MISCELLANEOUS (0.78%)
---------------------------------------------------------------------------------------------
   Corning, Inc. (b)                               2,500             41,222            49,150
                                                                -----------------------------
NATIONAL RADIO (13.35%)
---------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc. --
     Class A (b)(f)                               30,780            358,966           839,678
                                                                -----------------------------

See accompanying notes to schedule of investments.                            28

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2005
================================================================================

COMMON STOCKS (CONCLUDED)
Industry Description and Issue          Number of Shares               Cost  Market Value (a)
---------------------------------------------------------------------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (10.26%)
----------------------------------------------------------------------------------------------
   GlobalSantaFe Corp. (e)                         1,300        $    63,507       $    62,595
   Nabors Industries Ltd. (b)(e)                   1,300             88,850            98,475
   Noble Corp. (e)                                 3,400            253,273           239,836
   Schlumberger Ltd. (e)                           1,800            176,214           174,870
   Transocean, Inc. (b)(e)                         1,000             49,115            69,690
                                                                -----------------------------
                                                                    630,959           645,466
                                                                -----------------------------
PHARMACEUTICALS (11.93%)
---------------------------------------------------------------------------------------------
   Medicis Pharmaceutical                          1,300             39,166            41,665
   Sanofi-Aventis -- ADR (e)                       4,800            186,418           210,720
   Schering-Plough Corp.                          13,000            256,493           271,050
   Sepracor, Inc. (b)                              4,400            230,941           227,040
                                                                -----------------------------
                                                                    713,018           750,475
                                                                -----------------------------
SPECIALTY (0.38%)
---------------------------------------------------------------------------------------------
   Starbucks Corp. (b)                               800             21,224            24,008
                                                                -----------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (0.78%)
---------------------------------------------------------------------------------------------
   Neustar, Inc. (b)                               1,600             41,006            48,784
                                                                -----------------------------
TOTAL COMMON STOCKS (79.75%)                                    $ 6,095,449       $ 5,015,372
                                                                =============================

SHORT TERM INVESTMENTS
Industry Description and Issue          Principal Amount               Cost  Market Value (a)
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.77%)
---------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank,
    N.A. 3.25% acquired on 12/30/05 and due
    1/3/06 with proceeds of $300,108
    collateralized by $300,000 FNCI, 4.50%,
    due 9/1/2018, value including accrued
    interest, $306,523.                         $300,000        $   300,000       $   300,000
                                                                -----------------------------
TOTAL SHORT-TERM INVESTMENTS (4.77%)                                300,000           300,000
                                                                =============================
   Total investments (84.52%)                                   $ 6,395,449(c)      5,315,372
                                                                ===========
   Other assets in excess of liabilities (15.48%)                                     973,665
                                                                                  -----------
TOTAL NET ASSETS (100.00%)                                                        $ 6,289,037
                                                                                  ===========


See accompanying notes to schedule of investments.                            29

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2005
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at December 31, 2005, was $6,499,827. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      ------------------------------------------------
      Gross unrealized appreciation      $    610,435
      Gross unrealized depreciation        (1,794,890)
                                         ------------
      Net unrealized depreciation        $ (1,184,455)
      ------------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                                                                                 ENDING
                                  BEGINNING     PURCHASE    SALES        ENDING       MARKET     DIVIDEND   NET REALIZED
       DESCRIPTION                   COST         COST       COST         COST        VALUE       INCOME       LOSSES
       -----------------------------------------------------------------------------------------------------------------
           Immersion Corporation  $2,440,561      $ --     $245,504    $2,195,057    $711,061      $ --     $ (185,321)
       -----------------------------------------------------------------------------------------------------------------
           Total                  $2,440,561      $ --     $245,504    $2,195,057    $711,061      $ --     $ (185,321)
       =================================================================================================================

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR- American Depository Receipt

  (f) Securities partially on deposit, with a market value of $368,280 as of December 31, 2005. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.





















See accompanying notes to financial statements.                               30

================================================================================

================================================================================

REVIEW AND APPROVAL OF THE JUNDT TWENTY-FIVE FUND'S ADVISORY AGREEMENT

At the annual meeting of the Fund's Board of Directors held on July 22, 2005, the Board considered the re-approval for an annual period of the Fund's Investment Advisory Agreement with Jundt Associates, Inc. (the "Adviser"), pursuant to which the Adviser provides the Fund with investment advisory services. The directors who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Funds were assisted in their review by legal counsel to the Funds and met with counsel in an executive meeting separate from the interested persons and management of the Adviser. In reaching its conclusions, the Board considered materials relating to the review of the Investment Advisory Agreement that were specifically prepared by the Adviser at the request of the Board and a report to the Board prepared by an independent provider of investment company information.

The Board based its decision upon its evaluation of the Adviser's investment personnel, the performance, fees and expenses of the Fund, and the Adviser's expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board also considered the Adviser's ability to provide ongoing services to the Funds, including the Adviser's financial condition. In reaching its conclusions, the Board considered all the factors mentioned in this discussion, as well as others; however, no single factor determined whether the Board approved the Investment Advisory Agreement. The Board examined the totality of the circumstances in its consideration of re-approval of the Fund's Investment Advisory Agreement. In considering whether to renew the Investment Advisory Agreement for the Fund, the Board concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by the Adviser under the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Additionally, upon evaluating the factors noted above, the Board, in reaching its conclusion, is aware that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to the Adviser, and that the Fund's shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other disclosure documents, have chosen to invest in this Fund, managed by the Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the quality of the Fund's investment management over a period of time. It also took into account the history of the Adviser, which has more than 20 years of investment management experience, and has been the investment adviser to the Fund since its inception. The Board also took into account that James R. Jundt, Chairman of the Board of the Adviser and the principal portfolio manager of the Fund, has over three decades of investment management experience and has participated in the management of the Fund since its inception.

The Board also took into consideration the Adviser's role, responsibilities and involvement (including oversight of vendors) in day-to-day Fund operations, including Fund administration, compliance and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser's administrative, accounting and compliance infrastructure. The Board concluded that the Adviser continues to provide a wide range of essential and quality services to the Fund.

PERFORMANCE, FEES AND EXPENSES OF THE FUND

The Board reviewed the Fund's performance, fees and expenses, including an analysis of comparable funds, and reviewed other materials prepared by Lipper Inc. The Board took into consideration that the Fund had higher fees and expenses than comparable funds. It noted the impact of declining assets on the Fund's expense ratio, as well as the efforts made by the

================================================================================

================================================================================

Adviser to manage expenses, including closing uneconomic funds and negotiating a reduction in fees with service providers to the Fund. The Board and the Adviser also discussed various methods to continue to reduce the expenses of the Fund.

The Board also took into account the mixed performance of the Fund over the past several years, noting that in some years the Fund's performance was in the top quintile in its peer groups, while in most years it lagged its peers. It also considered that the Fund's annualized total return for the one year, two year, three year, four year and five year periods ended May 31, 2005 was in the fourth and fifth quintiles in its peer groups. On a regular basis, the Board discusses Fund performance with the Adviser. The Board concluded that, all factors considered, the performance of the Fund was sufficient to warrant the renewal of the Investment Advisory Agreement.

ADVISER'S EXPENSES IN PROVIDING SERVICES TO THE FUND AND PROFITABILITY OF ADVISER IN MANAGING THE FUND

The Board reviewed information prepared by the Adviser detailing its expenses in providing services to the Funds and the profitability of the Adviser in managing the Funds. The Board concluded that, especially in light of the declining revenues to the Adviser associated with declining asset levels in the Funds, the profitability levels of the Adviser in managing the Funds were acceptable.

ECONOMIES OF SCALE

The Board considered economies of scale, but concluded that, in light of the declining asset levels in the Fund, economies of scale were not being realized. However, in the event that assets increase in future, the Board intends to revisit the issue.

Based on its conclusions noted above, and after considering all material factors, the Board (including the independent directors) concluded that the existing advisory fee for the Fund is fair and reasonable, and that the Fund's existing Investment Advisory Agreement should be renewed for a one-year period.

                 (This page has been left blank intentionally)

================================================================================
FINANCIAL STATEMENTS                                           December 31, 2005
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  Jundt          Jundt         Jundt
                                                                   Jundt      U.S. Emerging   Opportunity   Twenty-Five
                                                                Growth Fund    Growth Fund        Fund         Fund
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2) including repurchase agreements of
    $750,000, $750,000, $807,000, and $300,000, respectively
    (identified cost: $12,499,124, $8,243,879, $20,887,693,
    and $4,200,392, respectively)                               $12,884,322    $ 9,875,223    $24,276,511   $4,604,311
   Investment in securities of affiliated issuers, at market
    value (note 2) (identified cost: $863,301, $3,448,194,
    $4,858,283, and $2,195,057, respectively)                       795,413      2,230,056      3,042,603      711,061
   Cash                                                           3,068,805      4,256,706             --      930,016
   Receivable for securities sold                                   186,698             --        645,939       78,104
   Receivable for capital shares sold                                    --          3,032          6,696           53
   Deposits of cash in segregated account                                41             59          3,664           11
   Dividends and accrued interest receivable                          4,664            135          7,477        1,668
   Prepaid expenses and other assets                                 31,994         27,144         25,381       22,696
                                                                ------------------------------------------------------
   Total assets                                                  16,971,937     16,392,355     28,008,271    6,347,920
                                                                ------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
   Cash overdraft                                                        --             --          9,952           --
   Payable for capital shares redeemed                              159,660         96,102         99,425           50
   Payable for variation margin on futures contracts                  9,305          9,305             --           --
   Accrued investment advisory fee                                   14,613         13,976         31,254        7,121
   Accrued distribution fee                                             374          6,206          8,126        1,481
   Accrued account maintenance fee                                      182          3,138          4,208          764
   Accrued administration fee                                         8,547          8,247         14,110        3,225
   Accrued audit fee                                                 26,691         29,699         44,305       13,638
   Accrued fund accounting fee                                        9,047         12,249         14,868        3,447
   Other accrued expenses and liabilities                            41,331         58,397         73,600       29,157
                                                                ------------------------------------------------------
   Total liabilities                                                269,750        237,319        299,848       58,883
                                                                ------------------------------------------------------
   Net assets applicable to outstanding capital stock           $16,702,187    $16,155,036    $27,708,423   $6,289,037
                                                                ======================================================













--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               34

================================================================================
FINANCIAL STATEMENTS (continued)                               December 31, 2005
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                        Jundt           Jundt            Jundt
                                                        Jundt       U.S. Emerging    Opportunity      Twenty-Five
                                                     Growth Fund     Growth Fund         Fund            Fund
-------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                          $  34,656,262    $  49,878,174   $  82,600,748   $  29,058,115
   Accumulated net investment loss                            --         (203,799)       (314,286)             --
   Accumulated net realized loss on investments      (18,271,385)     (33,932,545)    (56,151,177)    (21,689,001)
   Net unrealized appreciation (depreciation) on
    investments                                          317,310          413,206       1,573,138      (1,080,077)
                                                   --------------------------------------------------------------
   Total, representing net assets applicable to
    outstanding capital stock                      $  16,702,187    $  16,155,036   $  27,708,423   $   6,289,037
                                                   ==============================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
-------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES:
     Net assets                                    $     249,905    $   4,986,211   $   6,908,844   $   1,217,647
                                                   ==============================================================
     Shares outstanding                                   34,507          377,230         514,798         142,634
                                                   ==============================================================
     NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE*                              $        7.24    $       13.22   $       13.42   $        8.54
                                                   ==============================================================
     MAXIMUM OFFERING PRICE PER SHARE
      (Net asset value divided by 94.25%)          $        7.68    $       14.03   $       14.24   $        9.06
                                                   ==============================================================
   CLASS B SHARES:
     Net assets                                          436,798    $   6,223,801   $   8,062,556   $   1,589,723
                                                   ==============================================================
     Shares outstanding                                   66,888          508,868         642,811         200,887
                                                   ==============================================================
     NET ASSET VALUE, OFFERING PRICE
     AND REDEMPTION PRICE PER
     SHARE*                                        $        6.53    $       12.23   $       12.54   $        7.91
                                                   ==============================================================
   CLASS C SHARES:
     Net assets                                    $     140,767    $   3,270,589   $   4,275,198   $     653,354
                                                   ==============================================================
     Shares outstanding                                   21,436          267,694         342,391          81,937
                                                   ==============================================================
     NET ASSET VALUE, OFFERING PRICE
     AND REDEMPTION PRICE PER
     SHARE*                                        $        6.57    $       12.22   $       12.49   $        7.97
                                                   ==============================================================
   CLASS I SHARES:
     Net assets                                    $  15,874,717    $   1,674,435   $   8,461,825   $   2,828,313
                                                   ==============================================================
     Shares outstanding                                2,120,022          121,796         615,318         323,705
                                                   ==============================================================
     NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE*                              $        7.49    $       13.75   $       13.75   $        8.74
                                                   ==============================================================
     MAXIMUM OFFERING PRICE PER
     SHARE**                                       $        7.95    $       13.75   $       13.75   $        8.74
                                                   ==============================================================

----------------
 *Redemption price per share is equal to net asset value less any applicable sales charges.
**The Jundt Growth Fund is the only fund where the Class I shares are subject to a front-end sales load (5.75% maximum).

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               35

================================================================================
                                                                      Year Ended
FINANCIAL STATEMENTS (continued)                               December 31, 2005
================================================================================

STATEMENTS OF OPERATIONS

                                                                           Jundt            Jundt           Jundt
                                                            Jundt      U.S. Emerging     Opportunity     Twenty-Five
                                                         Growth Fund    Growth Fund         Fund            Fund
---------------------------------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------------------------------
   Interest                                              $  105,216     $   86,193      $    111,607     $   41,139
   Dividends (net of foreign taxes withheld of $1,500,
    $0, $2,774 and $609, respectively)                       61,049          1,554            86,187         13,582
                                                         ----------------------------------------------------------
   Total income                                             166,265         87,747           197,794         54,721
                                                         ----------------------------------------------------------
EXPENSES (NOTE 4)
---------------------------------------------------------------------------------------------------------------------
   Investment advisory fees                                 179,786        206,547           408,950         92,045
   Transfer agent fees                                       68,797         91,734           118,392         24,158
   Administrative fees                                       52,282         58,907            89,182         17,360
   Fund accounting fees                                      57,154         85,437           104,702         20,823
   Registration fees                                         44,483         26,031            33,286         27,567
   Legal fees                                                46,185         57,728            89,430         19,356
   Reports to shareholders                                   11,202         19,272            21,695          6,000
   Directors' fees                                           26,332         35,873            52,215          8,574
   Custodian fees                                            17,613         12,807            15,577         17,080
   Audit and tax fees                                        41,708         47,580            73,341         21,895
   Account maintenance fees:
      Class A                                                   948         16,617            18,312          3,318
      Class B                                                 1,338         20,788            26,685          5,276
      Class C                                                   410         10,014            12,156          2,214
   Distribution fees:
      Class B                                                 4,013         62,365            80,056         15,828
      Class C                                                 1,231         30,041            36,469          6,642
   Other                                                     15,301         26,436            18,655         13,609
                                                         ----------------------------------------------------------
    Total expenses before interest expense and
     dividends on short sale positions                      568,783        808,177         1,199,103        301,745
   Interest expense (note 5)                                     --             --             2,158             --
                                                         ----------------------------------------------------------
    Total expenses after interest expense and
     dividends on short sale positions                      568,783        808,177         1,201,261        301,745
                                                         ----------------------------------------------------------
   Net investment loss                                   $ (402,518)    $ (720,430)     $ (1,003,467)    $ (247,024)
                                                         ==========================================================








--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               36

================================================================================
                                                                      Year Ended
FINANCIAL STATEMENTS (continued)                               December 31, 2005
================================================================================

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                          Jundt             Jundt            Jundt
                                                        Jundt         U.S. Emerging      Opportunity      Twenty-Five
                                                     Growth Fund       Growth Fund           Fund            Fund
----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
     Long transactions [including gain (loss)
      on sale of affiliated issuers of ($2,638),
      ($618,989), ($677,541) and ($185,321),
      respectively]                                  $  1,030,349      $    (88,570)     $  4,119,029      $  706,273
     Short sale transactions                                   --                --           208,204           2,944
     Written options contracts                             70,468            71,703            73,887          10,301
     Futures contracts closed                             995,948         1,677,905         2,034,640         439,162
                                                     ----------------------------------------------------------------
      Net realized gain (loss)                          2,096,765         1,661,038         6,435,760       1,158,680
                                                     ----------------------------------------------------------------
   Change in unrealized appreciation
    (depreciation) on:
     Long transactions [including appreciation
     (depreciation) due to investments of
     affiliated issuers of ($67,888), $360,312,
     $340,350 and $106,551, respectively]              (1,031,784)       (2,673,855)       (4,863,042)       (922,086)
     Short sale contracts                                      --                --           133,942              --
     Written option contracts                              (4,613)          116,957           198,517          48,072
     Futures contracts                                     58,293            81,546           435,526          26,027
                                                     ----------------------------------------------------------------
      Net unrealized gain (loss) on
       investments                                       (978,104)       (2,475,352)       (4,095,057)       (847,987)
                                                     ----------------------------------------------------------------
                                                        1,118,661          (814,314)        2,340,703         310,693
                                                     ----------------------------------------------------------------
     Net increase (decrease) in net assets
     resulting from operations                       $    716,143      $ (1,534,744)     $  1,337,236      $   63,669
                                                     ================================================================












--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               37

================================================================================
FINANCIAL STATEMENTS (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Jundt U.S. Emerging
                                                              Jundt Growth Fund                    Growth Fund
                                                      ------------------------------------------------------------------
                                                         Year ended       Year ended        Year ended       Year ended
                                                          12/31/05         12/31/04          12/31/05         12/31/04
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                  $   (402,518)    $   (352,546)    $    (720,430)    $   (942,032)
   Net realized gain (loss) from investment
    transactions                                           2,096,765        1,084,834         1,661,038        4,614,491
   Change in unrealized appreciation (depreciation)         (978,104)        (790,785)       (2,475,352)        (830,426)
                                                        ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                          716,143          (58,497)       (1,534,744)       2,842,033
                                                        ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                            35,560           87,099         1,625,574        1,498,051
    Class B shares                                             5,439           42,672           203,682        1,131,361
    Class C shares                                             1,929            7,058           115,359          159,683
    Class I shares                                             2,262           25,717             9,806            4,092
   Cost of shares redeemed:
    Class A shares                                          (249,231)        (334,322)       (5,002,843)      (3,699,340)
    Class B shares                                          (288,897)        (582,854)       (5,033,209)      (5,101,278)
    Class C shares                                           (84,840)         (73,723)       (1,962,091)      (2,530,475)
    Class I shares                                        (3,120,419)      (5,508,866)         (128,832)        (641,759)
                                                        ----------------------------------------------------------------
   Net decrease in net assets from
    capital share transactions                          $ (3,698,197)    $ (6,337,219)    $ (10,172,554)    $ (9,179,665)
                                                        ================================================================


















--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               38

================================================================================
FINANCIAL STATEMENTS (continued)
================================================================================



            Jundt Opportunity Fund                Jundt Twenty-Five Fund
-----------------------------------------------------------------------------
         Year ended         Year ended         Year ended         Year ended
          12/31/05           12/31/04           12/31/05           12/31/04
-----------------------------------------------------------------------------


       $  (1,003,467)     $  (1,097,216)      $   (247,024)      $   (302,051)

           6,435,760          5,448,237          1,158,680            (41,442)
          (4,095,057)           280,399           (847,987)           722,556
-----------------------------------------------------------------------------

           1,337,236          4,631,420             63,669            379,063
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

           1,584,319          1,221,715            303,456            212,296
             676,554          1,244,991             13,309             16,785
              54,461            536,022                322             52,668
             162,647            457,141                 21                 --

          (3,485,956)        (7,713,398)          (616,711)          (868,130)
          (6,513,958)        (4,859,071)        (1,280,568)        (1,642,582)
          (1,677,875)        (3,097,041)          (474,486)          (836,610)
          (1,665,972)        (3,045,639)            (1,749)           (92,958)
-----------------------------------------------------------------------------

       $ (10,865,780)     $ (15,255,280)      $ (2,056,406)      $ (3,158,531)
=============================================================================
























--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               39

================================================================================
FINANCIAL STATEMENTS (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                        Jundt U.S. Emerging
                                                   Jundt Growth Fund                        Growth Fund
                                            ------------------------------------------------------------------------
                                             Year ended         Year ended          Year ended         Year ended
                                              12/31/05           12/31/04            12/31/05           12/31/04
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets  $ (2,982,054)      $ (6,395,716)      $ (11,707,298)      $ (6,337,632)
   Net assets at beginning of year            19,684,241         26,079,957          27,862,334         34,199,966
                                            ----------------------------------------------------------------------
   Net assets at end of year                $ 16,702,187       $ 19,684,241       $  16,155,036       $ 27,862,334
                                            ======================================================================
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
   Shares sold:
       Class A shares                              5,103             12,808             123,713            118,998
       Class B shares                                852              6,824              17,368             95,526
       Class C shares                                304              1,124               9,928             13,116
       Class I shares                                311              3,681                 761                300
   Shares redeemed:
       Class A shares                            (34,845)           (51,430)           (389,779)          (294,968)
       Class B shares                            (45,584)           (93,578)           (420,439)          (436,082)
       Class C shares                            (13,508)           (11,732)           (165,919)          (218,741)
       Class I shares                           (430,286)          (779,028)             (9,922)           (48,926)
                                            ----------------------------------------------------------------------
   Net decrease in shares outstanding           (517,653)          (911,331)           (834,289)          (770,777)
                                            ======================================================================




























--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               40

================================================================================
FINANCIAL STATEMENTS (continued)
================================================================================

             Jundt Opportunity Fund                Jundt Twenty-Five Fund
------------------------------------------------------------------------------
         Year ended          Year ended         Year ended         Year ended
          12/31/05            12/31/04           12/31/05           12/31/04
------------------------------------------------------------------------------

------------------------------------------------------------------------------
        $ (9,528,544)      $ (10,623,860)      $ (1,992,737)      $ (2,779,468)
          37,236,967          47,860,827          8,281,774         11,061,242
------------------------------------------------------------------------------
        $ 27,708,423       $  37,236,967       $  6,289,037       $  8,281,774
------------------------------------------------------------------------------

------------------------------------------------------------------------------

             120,566             105,022             35,765             27,335
              57,548             107,130              1,666              2,220
               4,556              47,234                 42              6,890
              12,585              38,882                  2                 --

            (272,994)           (670,619)           (74,025)          (107,742)
            (544,696)           (441,049)          (166,018)          (222,528)
            (140,044)           (287,642)           (60,556)          (112,128)
            (132,429)           (256,635)              (209)           (11,570)
------------------------------------------------------------------------------
            (894,908)         (1,357,677)          (263,333)          (417,523)
==============================================================================
























--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               41

================================================================================
                                                                      Year Ended
FINANCIAL STATEMENTS (concluded)                               December 31, 2005
================================================================================

STATEMENT OF CASH FLOWS

                                                                                       Jundt
                                                                                  Opportunity Fund
-----------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
-----------------------------------------------------------------------------------------------------
   Sales of capital shares                                                        $    2,477,981
   Repurchases of capital shares                                                     (13,343,761)
   Net change in receivables/payables related to capital
    share transactions                                                                   (55,254)
                                                                                  --------------
   Cash used by capital share transactions                                           (10,921,034)
                                                                                  --------------
   Loan payments                                                                      (4,308,000)
   Loan borrowings                                                                     4,308,000
                                                                                  --------------
   Net borrowings (note 5)                                                                    --
                                                                                  --------------
                                                                                  $  (10,921,034)
                                                                                  --------------
CASH PROVIDED (USED) BY OPERATIONS:
-----------------------------------------------------------------------------------------------------
   Purchases of investments                                                         (113,421,128)
   Purchase of short covers                                                            1,056,900
   Proceeds from sales of investments                                                119,799,242
   Proceeds from short sales                                                          (3,376,619)
                                                                                  --------------
                                                                                       4,058,395
                                                                                  --------------
   Change in futures contracts                                                         2,470,166
   Change in short-term investments                                                     (807,000)
   Change from other trading activities                                                4,661,346
   Net investment loss                                                                (1,003,467)
   Net change in receivables/payables related
    to operations                                                                     (1,170,701)
                                                                                  --------------
                                                                                       4,150,344
                                                                                  --------------
                                                                                       8,208,739
                                                                                  --------------
   Net decrease in cash                                                               (2,712,295)
   Cash, beginning of year                                                             2,702,343
                                                                                  --------------
   Cash, end of year                                                              $       (9,952)
                                                                                  ==============
   Supplemental information:
       Cash paid for interest                                                     $        2,286








--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               42

================================================================================
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2005
================================================================================

1. ORGANIZATION

The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund.

As of December 31, 2005, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:

                                                          Ownership of
                                                       Outstanding Shares
--------------------------------------------------------------------------------
Growth Fund                                                  23.7%
U.S. Emerging Growth Fund                                     8.0%
Opportunity Fund                                             27.4%
Twenty-Five Fund                                             44.0%

The investment objective of each Fund is long-term capital appreciation, and each Fund's principal investment strategies are as follows:

o Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o U.S. Emerging Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2005
================================================================================

o Opportunity Fund -- emphasizes a core portfolio, in normal market conditions, of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty-Five Fund -- in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31, except Opportunity Fund and U.S. Emerging Growth Fund which have a tax year end of August 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales, post-October capital losses and differing fiscal and tax year ends. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2005
================================================================================

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made:

                               Accumulated     Undistributed      Additional
                              Net Realized    Net Investment       Paid In
                               Gain (Loss)        Income           Capital
--------------------------------------------------------------------------------
Growth Fund                     $     --        $ 402,518         $(402,518)
U.S. Emerging
 Growth Fund                          --          836,329          (836,329)
Opportunity Fund                (380,394)       1,056,702          (676,308)
Twenty-Five Fund                      --          247,024          (247,024)
================================================================================

As of December 31, 2005, the Funds have the following capital loss carryforwards:

                                                                   Expiration
                                                   Amount             Date
--------------------------------------------------------------------------------
Growth Fund                                      (9,099,657)          2009
                                                 (3,706,846)          2010
                                                 (5,119,225)          2011
                                                   (180,584)          2012

U.S. Emerging Growth Fund                       (24,198,063)          2010
                                                 (5,240,630)          2011
                                                 (5,225,928)          2012

Opportunity Fund                                (31,494,408)          2010
                                                (17,646,662)          2011
                                                 (7,595,810)          2012

Twenty-Five Fund                                (11,337,039)          2009
                                                 (5,824,646)          2010
                                                 (3,230,207)          2011
                                                 (1,130,687)          2012

It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.

At December 31, 2005, distributable ordinary income, long-term capital gains, and net unrealized appreciation and depreciation for federal tax purposes were as follows:

                                                                Distributable
                                   Net         Distributable      Long-Term
                              Appreciation/       Ordinary         Capital
                               Depreciation        Income           Gains
--------------------------------------------------------------------------------
Growth Fund                     $  226,947          $ --             $ --
U.S. Emerging
 Growth Fund                       354,535            --               --
Opportunity Fund                   926,240            --               --
Twenty-Five Fund                (1,184,455)           --               --

None of the Funds paid any dividends during the years ended December 31, 2005, December 31, 2004 and December 31, 2003. For tax purposes, the Funds have current deferred post-October capital losses. This loss will be realized for tax on the first day of the succeeding year. The Funds current deferred post-October capital losses are as follows: Growth Fund -- $12,958; U.S. Emerging Growth Fund -- $0; Opportunity Fund -- $0; and Twenty-Five Fund -- $62,046.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in the future.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2005
================================================================================

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of attempting to increase investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. There were no securities sold short at December 31, 2005.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2005
================================================================================

In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box."

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates (e.g. on assets, liabilities, and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the year ended December 31, 2005, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                   Cost of         Proceeds
                                                  Purchases       from Sales
--------------------------------------------------------------------------------
Growth Fund
   Long-term investment
    transactions                                $ 63,252,345     $ 65,337,287
   Short sale transactions                      $         --     $         --
U.S. Emerging Growth Fund
   Long-term investment
    transactions                                $ 30,381,550     $ 39,837,547
   Short sale transactions                      $         --     $         --
Opportunity Fund
   Long-term investment
    transactions                                $113,421,128     $119,799,242
   Short sale transactions                      $  1,056,900     $  3,376,619
Twenty-Five Fund
   Long-term investment
    transactions                                $ 22,444,288     $ 23,672,876
   Short sale transactions                      $    247,915     $    244,971
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund and Twenty-Five Fund -- 1.3% of each Fund's average daily net assets.

Effective September 1, 2005, the Company and other fund companies managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.

Administration fees are based on 0.16% of average daily net assets, subject to a $220,000 minimum Fund Complex fee. Transfer agent fees are based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $230,000 minimum Fund Complex fee (plus reimbursable expenses and third party sub-transfer agent fees). Fund accounting fees are $230,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule.

During the period ended December 31, 2005, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Under the previous agreements, the Funds paid USBFS administration fees based on 0.16% of average daily net assets, subject to a $260,000 minimum Fund Complex fee. Transfer agent fees were based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $270,000 minimum Fund Complex fee. Fund accounting fees were $285,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million were subject to a reduced fee schedule.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2005
================================================================================

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:


                                       Account
                                     Maintenance                   Distribution
                                         Fee                           Fee
--------------------------------------------------------------------------------
Class A                                 0.25%                           --
Class B                                 0.25%                         0.75%
Class C                                 0.25%                         0.75%
================================================================================

In addition to the investment management fee, the administration fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses; including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; fees and expenses for legal, auditing and accounting services; insurance; and other miscellaneous expenses.

Sales of Class A shares, and certain sales of the Growth Fund Class I shares, are subject to a maximum initial sales charge of 5.75%. The sales charge decreases as the size of the purchase increases. Class B shares are not charged an initial sales charge; however they are subject to a deferred sales charge of up to 6.0% (imposed on the value of the purchased shares or the value at the time of redemption, whichever is less) if redeemed within seven years of purchase. The deferred sales charge decreases as the investment time of the purchase increases. Class C shares are not charged an initial sales charge; however they are subject to a deferred sales charge of 1.5% of redemption proceeds if redeemed within 18 months of purchase.

For the year ended December 31, 2005 the Distributor received revenues from the Funds of $368,007, $2,867 and $50,841 for distribution fees, front-end sales charges and contingent deferred sales charges respectively.

Legal fees of $46,185 for the year ended December 31, 2005, for Growth Fund, $57,728 for U.S. Emerging Growth Fund, $89,430 for Opportunity Fund, and $19,356 for Twenty-Five Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company and Growth Fund is also a director of one other fund company managed by the Adviser. The Company, Growth Fund and the other fund company managed by the Adviser each pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company, Growth Fund and the other fund company managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the fiscal year ended December 31, 2005, each director received fees in the aggregate of $21,000 (not including reimbursement for expenses), except for one director who received $18,000. No compensation is paid to officers or directors who are affiliated with the Adviser.

5. BANK BORROWINGS

Opportunity Fund and Twenty-Five Fund entered into a joint Line of Credit Agreement with U.S. Bank, N.A., Wisconsin, for an amount not to exceed in the aggregate $14,500,000 or, with respect to each Fund, one-third of the Fund's total assets. For the year ended December 31, 2005, Opportunity Fund's average daily balance of loans outstanding was $37,255 at a weighted average interest rate of 5.67%. The maximum amount of loans outstanding with respect to Opportunity Fund at any time during the period was $1,352,000, or 4.45% of its total assets. The loans were collateralized by certain Opportunity Fund investments. As of December 31, 2005 the outstanding loan balance was $0 for Opportunity Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2005
================================================================================

6. OPTION CONTRACTS WRITTEN

For Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund, the premium amount and number of option contracts written during the year ended December 31, 2005 were as follows:

                                                Premium         Number of
                                                Amount          Contracts
--------------------------------------------------------------------------------
Growth Fund
   Options outstanding at
    December 31, 2004                           $81,963               170
   Options written                                   --                --
   Options closed                               (61,510)             (128)
   Options exercised                                 --                --
   Options expired                              (20,453)              (42)
                                                -------------------------
   Options outstanding at
    December 31, 2005                           $    --                --
                                                =========================


                                                Premium         Number of
                                                Amount          Contracts
--------------------------------------------------------------------------------
U.S. Emerging Growth Fund
   Options outstanding at
    December 31, 2004                          $241,103               482
   Options written                                   --                --
   Options closed                              (213,345)             (425)
   Options exercised                                 --                --
   Options expired                              (27,758)              (57)
                                                -------------------------
   Options outstanding at
    December 31, 2005                          $     --                --
                                                =========================


                                                Premium         Number of
                                                Amount          Contracts
--------------------------------------------------------------------------------
Opportunity Fund
   Options outstanding at
    December 31, 2004                          $334,248               683
   Options written                                   --                --
   Options closed                              (301,051)             (614)
   Options exercised                                 --                --
   Options expired                              (33,197)              (69)
                                                -------------------------
   Options outstanding at
    December 31, 2005                          $     --                --
                                                =========================


                                                Premium         Number of
                                                Amount          Contracts
--------------------------------------------------------------------------------
Twenty-Five Fund
   Options outstanding at
    December 31, 2004                           $73,403               145
   Options written                                   --                --
   Options closed                               (68,533)             (135)
   Options exercised                                 --                --
   Options expired                               (4,870)              (10)
                                                -------------------------
   Options outstanding at
    December 31, 2005                           $    --                --
                                                =========================

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS -- GROWTH FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                 Net Realized
                                    Beginning                         and                     Distributions
                                    Net Asset        Net          Unrealized     Total from     from Net
                                    Value Per     Investment    Gain (Loss) on   Investment     Realized
                                      Share     Income (Loss)     Investments    Operations       Gains
--------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/05                $  6.96         (0.17)             0.45           0.28           --
 Year ended 12/31/04                $  6.96         (0.12)             0.12             --           --
 Year ended 12/31/03                $  5.76         (0.02)             1.22           1.20           --
 Year ended 12/31/02                $  7.42         (0.07)            (1.59)         (1.66)          --
 Year ended 12/31/01                $ 11.29         (0.13)            (2.75)         (2.88)       (0.99)
Class B
 Year ended 12/31/05                $  6.33         (0.20)             0.40           0.20           --
 Year ended 12/31/04                $  6.37         (0.16)             0.12          (0.04)          --
 Year ended 12/31/03                $  5.32         (0.06)             1.11           1.05           --
 Year ended 12/31/02                $  6.90         (0.11)            (1.47)         (1.58)          --
 Year ended 12/31/01                $ 10.66         (0.19)            (2.58)         (2.77)       (0.99)
Class C
 Year ended 12/31/05                $  6.36         (0.20)             0.41           0.21           --
 Year ended 12/31/04                $  6.41         (0.16)             0.11          (0.05)          --
 Year ended 12/31/03                $  5.35         (0.06)             1.12           1.06           --
 Year ended 12/31/02                $  6.94         (0.11)            (1.48)         (1.59)          --
 Year ended 12/31/01                $ 10.71         (0.19)            (2.59)         (2.78)       (0.99)
Class I
 Year ended 12/31/05                $  7.18         (0.16)             0.47           0.31           --
 Year ended 12/31/04                $  7.16         (0.11)             0.13           0.02           --
 Year ended 12/31/03                $  5.92         (0.00)             1.24           1.24           --
 Year ended 12/31/02                $  7.60         (0.06)            (1.62)         (1.68)          --
 Year ended 12/31/01                $ 11.49         (0.11)            (2.79)         (2.90)       (0.99)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.86% for the Growth Fund.

(3)  Including interest expense and dividends on short sale positions.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================












                           Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(3)       Return(1)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


       $ 7.24           (2.44)%        3.37%       3.37%            4.02%            460%        $   250
       $ 6.96           (1.78)%        2.87%       2.87%            0.00%            295%        $   447
       $ 6.96           (0.29)%        2.55%       2.55%           20.83%            135%        $   716
       $ 5.76           (1.15)%        2.55%       2.55%          (22.37)%(2)        215%        $   746
       $ 7.42           (1.41)%        2.08%       2.08%          (25.38)%           146%        $ 1,982

       $ 6.53           (3.19)%        4.12%       4.12%            3.16%            460%        $   437
       $ 6.33           (2.53)%        3.62%       3.62%           (0.63)%           295%        $   706
       $ 6.37           (1.04)%        3.30%       3.30%           19.74%            135%        $ 1,264
       $ 5.32           (1.90)%        3.30%       3.30%          (22.90)%(2)        215%        $ 1,143
       $ 6.90           (2.16)%        2.83%       2.83%          (25.85)%           146%        $ 1,819

       $ 6.57           (3.19)%        4.12%       4.12%            3.30%            460%        $   141
       $ 6.36           (2.53)%        3.62%       3.62%           (0.78)%           295%        $   220
       $ 6.41           (1.04)%        3.30%       3.30%           19.81%            135%        $   290
       $ 5.35           (1.90)%        3.30%       3.30%          (22.91)%(2)        215%        $   303
       $ 6.94           (2.16)%        2.83%       2.83%          (25.83)%           146%        $   644

       $ 7.49           (2.19)%        3.12%       3.12%            4.32%            460%        $15,875
       $ 7.18           (1.53)%        2.62%       2.62%            0.28%            295%        $18,311
       $ 7.16           (0.04)%        2.30%       2.30%           20.95%            135%        $23,810
       $ 5.92           (0.90)%        2.30%       2.30%          (22.11)%(2)        215%        $23,680
       $ 7.60           (1.16)%        1.83%       1.83%          (25.12)%           146%        $38,340

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- U.S. EMERGING GROWTH FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                        Net Realized
                                     Beginning                               and                           Distributions
                                     Net Asset           Net             Unrealized        Total from        from Net
                                     Value Per        Investment       Gain (Loss) on      Investment        Realized
                                       Share        Income (Loss)        Investments       Operations          Gains
------------------------------------------------------------------------------------------------------------------------
U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/05                  $ 13.77           (0.39)              (0.16)            (0.55)            --
 Year ended 12/31/04                  $ 12.34           (0.33)               1.76              1.43             --
 Year ended 12/31/03                  $  8.65           (0.26)               3.95              3.69             --
 Year ended 12/31/02                  $ 12.04           (0.23)              (3.16)            (3.39)            --
 Year ended 12/31/01                  $ 13.81           (0.19)              (1.58)            (1.77)            --
Class B
 Year ended 12/31/05                  $ 12.83           (0.45)              (0.15)            (0.60)            --
 Year ended 12/31/04                  $ 11.59           (0.40)               1.64              1.24             --
 Year ended 12/31/03                  $  8.18           (0.32)               3.73              3.41             --
 Year ended 12/31/02                  $ 11.48           (0.29)              (3.01)            (3.30)            --
 Year ended 12/31/01                  $ 13.26           (0.27)              (1.51)            (1.78)            --
Class C
 Year ended 12/31/05                  $ 12.82           (0.45)              (0.15)            (0.60)            --
 Year ended 12/31/04                  $ 11.58           (0.40)               1.64              1.24             --
 Year ended 12/31/03                  $  8.17           (0.32)               3.73              3.41             --
 Year ended 12/31/02                  $ 11.47           (0.29)              (3.01)            (3.30)            --
 Year ended 12/31/01                  $ 13.25           (0.27)              (1.51)            (1.78)            --
Class I
 Year ended 12/31/05                  $ 14.27           (0.37)              (0.15)            (0.52)            --
 Year ended 12/31/04                  $ 12.76           (0.31)               1.82              1.51             --
 Year ended 12/31/03                  $  8.92           (0.23)               4.07              3.84             --
 Year ended 12/31/02                  $ 12.38           (0.21)              (3.25)            (3.46)            --
 Year ended 12/31/01                  $ 14.17           (0.17)              (1.62)            (1.79)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.79% for the U.S. Emerging Growth Fund.

(3)  Including interest expense and dividends on short sale positions.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================













                           Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(3)       Return(1)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


       $ 13.22          (3.06)%        3.49%       3.49%           (3.99)%          174%         $ 4,986
       $ 13.77          (2.66)%        2.76%       2.76%           11.59%            74%         $ 8,857
       $ 12.34          (2.37)%        2.47%       2.47%           42.66%            62%         $10,110
       $  8.65          (2.29)%        2.61%       2.61%          (28.16)%(2)       104%         $ 9,389
       $ 12.04          (1.67)%        2.14%       2.14%          (12.82)%           86%         $23,300

       $ 12.23          (3.81)%        4.24%       4.24%           (4.68)%          174%         $ 6,224
       $ 12.83          (3.41)%        3.51%       3.51%           10.70%            74%         $11,703
       $ 11.59          (3.12)%        3.22%       3.22%           41.69%            62%         $14,513
       $  8.18          (3.04)%        3.36%       3.36%          (28.75)%(2)       104%         $12,217
       $ 11.48          (2.42)%        2.89%       2.89%          (13.42)%           86%         $21,351

       $ 12.22          (3.81)%        4.24%       4.24%           (4.68)%          174%         $ 3,271
       $ 12.82          (3.41)%        3.51%       3.51%           10.71%            74%         $ 5,433
       $ 11.58          (3.12)%        3.22%       3.22%           41.74%            62%         $ 7,286
       $  8.17          (3.04)%        3.36%       3.36%          (28.77)%(2)       104%         $ 6,478
       $ 11.47          (2.42)%        2.89%       2.89%          (13.43)%           86%         $13,006

       $ 13.75          (2.81)%        3.24%       3.24%           (3.64)%          174%         $ 1,674
       $ 14.27          (2.41)%        2.51%       2.51%           11.83%            74%         $ 1,869
       $ 12.76          (2.12)%        2.22%       2.22%           43.05%            62%         $ 2,291
       $  8.92          (2.04)%        2.36%       2.36%          (27.95)%(2)       104%         $ 2,851
       $ 12.38          (1.42)%        1.89%       1.89%          (12.63)%           86%         $ 5,040

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                    Net Realized
                                 Beginning                               and                           Distributions
                                 Net Asset           Net             Unrealized        Total from        from Net
                                 Value Per        Investment       Gain (Loss) on      Investment        Realized
                                   Share        Income (Loss)        Investments       Operations          Gains
--------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/05              $ 12.71           (0.37)              1.08              0.71              --
 Year ended 12/31/04              $ 11.21           (0.27)              1.77              1.50              --
 Year ended 12/31/03              $  7.84           (0.02)              3.39              3.37              --
 Year ended 12/31/02              $ 11.73           (0.10)             (3.79)            (3.89)             --
 Year ended 12/31/01              $ 16.84           (0.26)             (4.85)            (5.11)             --
Class B
 Year ended 12/31/05              $ 11.96           (0.43)              1.01              0.58              --
 Year ended 12/31/04              $ 10.63           (0.34)              1.67              1.33              --
 Year ended 12/31/03              $  7.49           (0.09)              3.23              3.14              --
 Year ended 12/31/02              $ 11.29           (0.16)             (3.64)            (3.80)             --
 Year ended 12/31/01              $ 16.34           (0.35)             (4.70)            (5.05)             --
Class C
 Year ended 12/31/05              $ 11.92           (0.43)              1.00              0.57              --
 Year ended 12/31/04              $ 10.59           (0.33)              1.66              1.33              --
 Year ended 12/31/03              $  7.46           (0.09)              3.22              3.13              --
 Year ended 12/31/02              $ 11.25           (0.16)             (3.63)            (3.79)             --
 Year ended 12/31/01              $ 16.28           (0.35)             (4.68)            (5.03)             --
Class I
 Year ended 12/31/05              $ 12.98           (0.35)              1.12              0.77              --
 Year ended 12/31/04              $ 11.42           (0.24)              1.80              1.56              --
 Year ended 12/31/03              $  7.97             0.01              3.44              3.45              --
 Year ended 12/31/02              $ 11.89           (0.08)             (3.84)            (3.92)             --
 Year ended 12/31/01              $ 17.03           (0.23)             (4.91)            (5.14)             --

(1)  Including interest expense and dividends on short sale positions.

(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Opportunity Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.28% for the Opportunity Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================













                           Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(1)       Return(2)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


       $ 13.42          (2.89)%        3.51%       3.52%            5.59%           414%        $ 6,909
       $ 12.71          (2.32)%        2.88%       3.21%           13.38%           248%        $ 8,482
       $ 11.21          (0.16)%        2.62%       2.67%           42.98%           147%        $13,818
       $  7.84          (1.14)%        2.83%       3.13%          (33.16)%(3)       302%        $10,018
       $ 11.73          (1.95)%        2.26%       2.76%          (30.34)%          192%        $26,057

       $ 12.54          (3.64)%        4.26%       4.27%            4.85%           414%        $ 8,063
       $ 11.96          (3.07)%        3.63%       3.96%           12.51%           248%        $13,516
       $ 10.63          (0.91)%        3.37%       3.42%           41.92%           147%        $15,557
       $  7.49          (1.89)%        3.58%       3.88%          (33.66)%(3)       302%        $12,246
       $ 11.29          (2.70)%        3.01%       3.51%          (30.91)%          192%        $26,266

       $ 12.49          (3.64)%        4.26%       4.27%            4.78%           414%        $ 4,275
       $ 11.92          (3.07)%        3.63%       3.96%           12.56%           248%        $ 5,694
       $ 10.59          (0.91)%        3.37%       3.42%           41.96%           147%        $ 7,604
       $  7.46          (1.89)%        3.58%       3.88%          (33.69)%(3)       302%        $ 6,444
       $ 11.25          (2.70)%        3.01%       3.51%          (30.90)%          192%        $17,467

       $ 13.75          (2.64)%        3.26%       3.27%            5.93%           414%        $ 8,462
       $ 12.98          (2.07)%        2.63%       2.96%           13.66%           248%        $ 9,545
       $ 11.42           0.09%         2.37%       2.42%           43.29%           147%        $10,881
       $  7.97          (0.89)%        2.58%       2.88%          (32.97)%(3)       302%        $ 8,561
       $ 11.89          (1.70)%        2.01%       2.51%          (30.18)%          192%        $13,222

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- TWENTY-FIVE FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                    Beginning                               and                           Distributions
                                    Net Asset           Net             Unrealized        Total from        from Net
                                    Value Per        Investment       Gain (Loss) on      Investment        Realized
                                      Share        Income (Loss)        Investments       Operations          Gains
-----------------------------------------------------------------------------------------------------------------------
TWENTY-FIVE FUND
Class A
 Year ended 12/31/05                $  8.39            (0.27)                0.42              0.15             --
 Year ended 12/31/04                $  7.96            (0.23)                0.66              0.43             --
 Year ended 12/31/03                $  6.62            (0.17)                1.51              1.34             --
 Year ended 12/31/02                $ 10.01            (0.16)              (3.23)            (3.39)             --
 Year ended 12/31/01                $ 17.05            (0.19)              (3.81)            (4.00)          (3.04)
Class B
 Year ended 12/31/05                $  7.84            (0.30)                0.37              0.07             --
 Year ended 12/31/04                $  7.50            (0.27)                0.61              0.34             --
 Year ended 12/31/03                $  6.28            (0.22)                1.44              1.22             --
 Year ended 12/31/02                $  9.56            (0.21)              (3.07)            (3.28)             --
 Year ended 12/31/01                $ 16.59            (0.29)              (3.70)            (3.99)          (3.04)
Class C
 Year ended 12/31/05                $  7.90            (0.31)                0.38              0.07             --
 Year ended 12/31/04                $  7.55            (0.28)                0.63              0.35             --
 Year ended 12/31/03                $  6.33            (0.22)                1.44              1.22             --
 Year ended 12/31/02                $  9.63            (0.21)              (3.09)            (3.30)             --
 Year ended 12/31/01                $ 16.69            (0.29)              (3.73)            (4.02)          (3.04)
Class I
 Year ended 12/31/05                $  8.57            (0.26)                0.43              0.17             --
 Year ended 12/31/04                $  8.11            (0.22)                0.68              0.46             --
 Year ended 12/31/03                $  6.73            (0.16)                1.54              1.38             --
 Year ended 12/31/02                $ 10.14            (0.14)              (3.27)            (3.41)             --
 Year ended 12/31/01                $ 17.17            (0.15)              (3.84)            (3.99)          (3.04)

(1)  Including interest expense and dividends on short sale positions.

(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Twenty-Five Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 1.28% for the Twenty-Five Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================












                           Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(1)       Return(2)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


      $  8.54           (3.27)%        4.04%       4.04%            1.79%            409%        $ 1,218
      $  8.39           (2.94)%        3.58%       3.60%            5.40%            212%        $ 1,518
      $  7.96           (2.28)%        3.48%        N/A            20.24%            122%        $ 2,081
      $  6.62           (2.07)%        3.51%       3.54%          (33.87)%(3)        178%        $ 2,611
      $ 10.01           (1.33)%        2.61%       2.66%          (22.85)%           121%        $ 6,525

      $  7.91           (4.02)%        4.79%       4.79%            0.89%            409%        $ 1,590
      $  7.84           (3.69)%        4.33%       4.35%            4.53%            212%        $ 2,863
      $  7.50           (3.03)%        4.23%        N/A            19.43%            122%        $ 4,389
      $  6.28           (2.82)%        4.26%       4.29%          (34.31)%(3)        178%        $ 4,578
      $  9.56           (2.08)%        3.36%       3.41%          (23.43)%           121%        $10,152

      $  7.97           (4.02)%        4.79%       4.79%            0.89%            409%        $   653
      $  7.90           (3.69)%        4.33%       4.35%            4.64%            212%        $ 1,125
      $  7.55           (3.03)%        4.23%        N/A            19.27%            122%        $ 1,871
      $  6.33           (2.82)%        4.26%       4.29%          (34.27)%(3)        178%        $ 2,308
      $  9.63           (2.08)%        3.36%       3.41%          (23.48)%           121%        $ 5,380

      $  8.74           (3.02)%        3.79%       3.79%            1.98%            409%        $ 2,828
      $  8.57           (2.69)%        3.33%       3.35%            5.67%            212%        $ 2,775
      $  8.11           (2.03)%        3.23%        N/A            20.51%            122%        $ 2,721
      $  6.73           (1.82)%        3.26%       3.29%          (33.63)%(3)        178%        $ 2,914
      $ 10.14           (1.08)%        2.36%       2.41%          (22.64)%           121%        $ 4,663

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
The Jundt Growth Fund, Inc. and Jundt Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Jundt Growth Fund, Inc. and Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund (funds within Jundt Funds, Inc.) as of December 31, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, statement of cash flows (for the Jundt Opportunity Fund) for the year then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund as of December 31, 2005, and results of their operations, changes in their net assets, cash flows and their financial highlights for each of the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
February 24, 2006

================================================================================
EXPENSE EXAMPLE -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
     The first line of each Fund share class in the table below provides information about actual account values and actual expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning         Ending        Expenses Paid
                                                        Account Value   Account Value    During Period(1)    Annualized
                                                            7/1/05         12/31/05     7/1/05 - 12/31/05   Expense Ratio
                                                       ------------------------------------------------------------------
Growth Fund
 Class A -- Actual                                       $  1,000.00     $  1,053.90        $  18.12             3.50%
 Class A -- Hypothetical (5% return before expenses)        1,000.00        1,007.56           17.71             3.50
 Class B -- Actual                                          1,000.00        1,049.80           21.91             4.24
 Class B -- Hypothetical (5% return before expenses)        1,000.00        1,003.83           21.42             4.24
 Class C -- Actual                                          1,000.00        1,047.90           21.89             4.24
 Class C -- Hypothetical (5% return before expenses)        1,000.00        1,003.83           21.42             4.24
 Class I -- Actual                                          1,000.00        1,054.90           16.78             3.24
 Class I -- Hypothetical (5% return before expenses)        1,000.00        1,008.87           16.41             3.24

================================================================================
EXPENSE EXAMPLE -- DECEMBER 31, 2005 (UNAUDITED) (concluded)
================================================================================



                                                          Beginning         Ending        Expenses Paid
                                                        Account Value   Account Value    During Period(1)    Annualized
                                                            7/1/05         12/31/05     7/1/05 - 12/31/05   Expense Ratio
                                                       ------------------------------------------------------------------
U.S. Emerging Fund
 Class A -- Actual                                       $  1,000.00        1,073.90           20.28             3.88
 Class A -- Hypothetical (5% return before expenses)        1,000.00        1,005.65           19.61             3.88
 Class B -- Actual                                          1,000.00        1,070.00           24.26             4.65
 Class B -- Hypothetical (5% return before expenses)        1,000.00        1,001.76           23.46             4.65
 Class C -- Actual                                          1,000.00        1,070.10           24.26             4.65
 Class C -- Hypothetical (5% return before expenses)        1,000.00        1,001.76           23.46             4.65
 Class I -- Actual                                          1,000.00        1,075.90           19.05             3.64
 Class I -- Hypothetical (5% return before expenses)        1,000.00        1,006.86           18.41             3.64

Opportunity Fund
 Class A -- Actual                                          1,000.00        1,072.70           19.75             3.78
 Class A -- Hypothetical (5% return before expenses)        1,000.00        1,006.15           19.11             3.78
 Class B -- Actual                                          1,000.00        1,070.00           23.74             4.55
 Class B -- Hypothetical (5% return before expenses)        1,000.00        1,002.27           22.96             4.55
 Class C -- Actual                                          1,000.00        1,069.30           23.68             4.54
 Class C -- Hypothetical (5% return before expenses)        1,000.00        1,002.32           22.91             4.54
 Class I -- Actual                                          1,000.00        1,075.10           18.46             3.53
 Class I -- Hypothetical (5% return before expenses)        1,000.00        1,007.41           17.86             3.53

Twenty-Five Fund
 Class A -- Actual                                          1,000.00        1,058.20           20.65             3.98
 Class A -- Hypothetical (5% return before expenses)        1,000.00        1,005.14           20.12             3.98
 Class B -- Actual                                          1,000.00        1,053.30           24.53             4.74
 Class B -- Hypothetical (5% return before expenses)        1,000.00        1,001.31           23.91             4.74
 Class C -- Actual                                          1,000.00        1,052.80           24.53             4.74
 Class C -- Hypothetical (5% return before expenses)        1,000.00        1,001.31           23.91             4.74
 Class I -- Actual                                          1,000.00        1,059.40           19.36             3.73
 Class I -- Hypothetical (5% return before expenses)        1,000.00        1,006.40           18.86             3.73

(1) Expenses are equal to the Growth Fund's, U.S. Emerging Growth Fund's, Opportunity Fund's and Twenty-Five Fund's expense ratios multiplied by the average account value over the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

================================================================================
DIRECTORS AND OFFICERS
================================================================================

INDEPENDENT DIRECTORS

                                                     Term of
                              Position(s) Held     Office and
                                  With Fund         Length of
Name, Address, and Age          Companies(1)     Time Served(2)
-----------------------------------------------------------------
John E. Clute                     Director       1991(4)
1221 West Riverside Avenue                       1995(5)
Spokane, WA 99201
Age: 71

Floyd Hall                        Director       1991(4)
190 Upper Mountain Road                          1995(5)
Montclair, NJ 07042-1918
Age: 67

Clark W. Jernigan                 Director      1999
300 W. 6th Street
Austin, TX 78701
Age: 44

Michael R. Mooney                 Director      2003
900 E. 28th St., Suite 300
Minneapolis, MN 55407
Age: 52

Darrell R. Wells                  Director      1999
4350 Brownsboro Road                             1991(4)
Suite 310                                        1995(5)
Louisville, KY 40207
Age: 63



                                                                    Number of Funds             Other
                                   Principal Occupation(s)          in Fund Complex      Directorships Held
Name, Address, and Age               During Past 5 Years         Overseen by Director      by Director(3)
---------------------------- ---------------------------------- ---------------------- ----------------------
John E. Clute                Professor of Law, Gonzaga                    6            Director of Hecla
1221 West Riverside Avenue   University School of Law, since                           Mining Company
Spokane, WA 99201            1991; Dean, Gonzaga
Age: 71                      University School of Law, from
                             1991 to 2001.

Floyd Hall                   Chairman and Chief Executive                 6            None
190 Upper Mountain Road      Officer of Floyd Hall
Montclair, NJ 07042-1918     Enterprises (baseball and ice
Age: 67                      arena facilities) from 1996 to
                             present; Chairman, President
                             and Chief Executive Officer of
                             K-Mart Corporation from 1995
                             to 2000.

Clark W. Jernigan            Principal, Austin Ventures                   6            Director of Staktek
300 W. 6th Street            (venture capital firm), Austin,                           Holdings Inc.
Austin, TX 78701             Texas since 2001; Director of
Age: 44                      Engineering, Vice President and
                             General Manager, Cirrus Logic,
                             Inc. (consumer electronics
                             solutions), Austin, Texas from
                             1997 to 2001.

Michael R. Mooney            Cardiologist, Minneapolis                    6            None
900 E. 28th St., Suite 300   Cardiology Associates,
Minneapolis, MN 55407        Minneapolis, Minnesota from
Age: 52                      1987 to present.

Darrell R. Wells             Chairman and President, SMC                  6            Director of Churchill
4350 Brownsboro Road         Capital, Inc. (registered                                 Downs Inc. and
Suite 310                    investment adviser), Louisville,                          Citizens Financial
Louisville, KY 40207         Kentucky.                                                 Inc.
Age: 63

(1) All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc. Each officer and director holds the same position(s) with one other investment company managed by the Adviser.
(2) Officers of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. serve one year terms, subject to annual reappointment by the Board of Directors. Directors of the Fund companies serve a term of indefinite length until the earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act.
(3) Only includes directorships not included in prior column that are held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
(4)  Jundt Growth Fund, Inc.
(5)  Jundt Funds, Inc.

================================================================================
DIRECTORS AND OFFICERS (concluded)
================================================================================

INTERESTED DIRECTORS AND OFFICERS

                                                  Term of
                           Position(s) Held     Office and
                               With Fund         Length of
Name, Address, and Age       Companies(1)     Time Served(2)
--------------------------------------------------------------
James R. Jundt(6)         Chairman           1991(4)
301 Carlson Parkway       of the Board       1995(5)
Suite 120
Minnetonka, MN 55305
Age: 64

Marcus E. Jundt(7)        President          President
301 Carlson Parkway       and Director       since 1999
Suite 120                                    and Director
Minnetonka, MN 55305                         since 2000
Age: 40

Gerald M. Fitterer, CPA   Treasurer          Treasurer
301 Carlson Parkway       and Chief          since 2002
Suite 120                 Compliance         and CCO
Minnetonka, MN 55305      Officer (CCO)      since 2004
Age: 38

James E. Nicholson        Secretary          1991(4)
2200 Wells Fargo Center                      1995(5)
90 South Seventh Street
Minneapolis, MN 55402
Age: 54



                                                                     Number of
                                                                   Funds in Fund          Other
                                 Principal Occupation(s)         Complex Overseen   Directorships Held
Name, Address, and Age             During Past 5 Years              by Director       by Director(3)
-------------------------------------------------------------------------------------------------------
James R. Jundt(6)         Chairman of the Board, Chief                  6                  None
301 Carlson Parkway       Executive Officer, Secretary and
Suite 120                 portfolio manager of the Investment
Minnetonka, MN 55305      Adviser since its inception in 1982;
Age: 64                   Chairman of the Board of the
                          Distributor since 1997.

Marcus E. Jundt(7)        Vice Chairman and portfolio                   6            Kona Grill, Inc.
301 Carlson Parkway       manager of the Investment Adviser
Suite 120                 since 1992; President of the
Minnetonka, MN 55305      Distributor since 1997. Chief
Age: 40                   Executive Officer since February
                          2006, Chairman of the Board since
                          2004 and director since 2000 of
                          Kona Grill, Inc. (casual dining
                          restaurants).

Gerald M. Fitterer, CPA   Chief Compliance Officer                     N/A                 N/A
301 Carlson Parkway       since 2004 and Chief Financial
Suite 120                 Officer of the Investment Adviser
Minnetonka, MN 55305      since 2002. Chief Financial Officer
Age: 38                   of Acuo Technologies, LLC since
                          2005. Vice President of Finance/
                          Director of Finance, Zamba
                          Corporation (systems integration
                          consulting), 2000 to 2002.
                          Regional Controller, Renaissance
                          Worldwide, Inc. (IT consulting),
                          1997 to 2000.

James E. Nicholson        Partner with the law firm of Faegre          N/A                 N/A
2200 Wells Fargo Center   & Benson LLP, Minneapolis,
90 South Seventh Street   Minnesota, which has served as
Minneapolis, MN 55402     general counsel to the Investment
Age: 54                   Adviser, American Eagle Funds, Inc,
                          Jundt Growth Fund, Inc., Jundt
                          Funds, Inc. and the Distributor
                          since their inception.

(1) All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc. Each officer and director holds the same position(s) with one other investment company managed by the Adviser.
(2) Officers of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. serve one year terms, subject to annual reappointment by the Board of Directors. Directors of the Fund companies serve a term of indefinite length until the earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act.
(3) Only includes directorships not included in prior column that are held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
(4)  Jundt Growth Fund, Inc.
(5)  Jundt Funds, Inc.
(6) James R. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as Chairman of the Board, Chief Executive Officer and Secretary of the Adviser and as Chairman of the Board of the Distributor. James R. Jundt is also deemed to be an interested person because he owns 100% of the stock of the Distributor. James R. Jundt is the father of Marcus E. Jundt.
(7) Marcus E. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as President of the Funds, as Vice Chairman of the Adviser, and as President of the Distributor. Marcus E. Jundt is also deemed to be an interested person because he owns 95% of the stock of the Adviser. Marcus E. Jundt is the son of James R. Jundt.

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

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305

                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305

                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                    CUSTODIAN
                                U.S. Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT GROWTH FUND, JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND AND JUNDT TWENTY-FIVE FUND REFLECTS THE REIMBURSEMENT AND/OR WAIVER BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-370-0612. A COPY OF THE FUNDS' PROXY VOTING RECORDS MAY ALSO BE OBTAINED, WITHOUT CHARGE, ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV OR UPON REQUEST, BY CALLING 1-800-370-0612.

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. FORMS N-Q ARE AVAILABLE FREE OF CHARGE ON THE SEC WEBSITE (WWW.SEC.GOV) OR UPON REQUEST BY CALLING 1-800-370-0612. THE FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (1-800-SEC-0330).

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-541-0677.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of American Eagle Funds, Inc. has determined that there is at least one audit committee financial expert serving on its audit committee. Darrell R Wells is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

        ================================================================
                                 FYE  12/31/2005         FYE  12/31/2004
        ----------------------------------------------------------------
        Audit Fees               $68,649                 $83,946
        Audit-Related Fees       $0                      $0
        Tax Fees                 $12,450                 $13,431
        All Other Fees           $0                      $0
        ================================================================

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

     ======================================================================
     Non-Audit Related Fees           FYE  12/31/2005       FYE  12/31/2004
     ----------------------------------------------------------------------
     Registrant                       $15,750               $16,531
     Registrant's Investment Adviser  $0                    $0
     ======================================================================

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Incorporated by reference to the Registrant's Form N-CSR filed March 5, 2004.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Jundt Funds, Inc.
                      ---------------------------------------------------------

         By (Signature and Title) /s/ James R. Jundt
                                  ---------------------------------------------
                                      James R. Jundt, Chairman of the Board

         Date  3/8/2006
               ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Marcus E. Jundt
                                  ---------------------------------------------
                                      Marcus E. Jundt, President

         Date  3/8/2006
               ----------------------------------------------------------------


         By (Signature and Title) /s/ Gerald M. Fitterer
                                  ---------------------------------------------
                                      Gerald M. Fitterer, Treasurer

         Date  3/8/2006
               ----------------------------------------------------------------